PROSPECTUS

                                                                         Concert
                                                                          Social
                                                                       Awareness
                                                                            Fund


                                                                    MAY 29, 1998


                                                   Prospectus begins on page one

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Prospectus                                                          May 29, 1998
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      Concert Social Awareness Fund
      388 Greenwich Street
      New York, New York 10013
      800-451-2010


      Concert Social Awareness Fund (the "Fund") seeks high total return consisting of capital appreciation and current income by investing in a combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate.

      The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney Equity Funds (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

      This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Trust at the telephone number set forth above or by contacting a Smith Barney Financial Consultant.


      Additional information about the Fund and the Trust is contained in a Statement of Additional Information dated May 29, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


Smith Barney Inc.
Distributor

Smith Barney Strategy Advisers Inc.
Investment Adviser


Mutual Management Corp.
Administrator


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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Table of Contents
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Prospectus Summary                                                             3
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Financial Highlights                                                          10
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Investment Objective and Management Policies                                  14
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Valuation of Shares                                                           24
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Dividends, Distributions and Taxes                                            24
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Purchase of Shares                                                            26
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Exchange Privilege                                                            35
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Redemption of Shares                                                          38
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Minimum Account Size                                                          41
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Performance                                                                   41
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Management of the Trust and the Fund                                          42
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Distributor                                                                   44
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Additional Information                                                        44
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================================================================================

      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

================================================================================


2
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Prospectus Summary
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      The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."

Investment Objective The Fund is an open end, diversified management investment company that seeks high total return consisting of capital appreciation and current income by investing in a combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate. See "Investment Objective and Management Policies."


Alternative Purchase Arrangements The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

      Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the value of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."


      Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the value of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

      Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."


                                                                               3
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Prospectus Summary (continued)
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      Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the value of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.


      Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.


      In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

      Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

      Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.


      Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net



4
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Prospectus Summary (continued)
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asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Other Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares will be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

      Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

      See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

Smith Barney 401(k) and ExecChoice(TM) Programs Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Other investors may be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without a sales charge as investment alternatives under both of these programs. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice(TM) Programs."

Purchase of Shares Shares may be purchased through the Fund's distributor, Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."


Investment Minimums Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B, and Class C shares and the subsequent investment requirement



                                                                               5
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Prospectus Summary (continued)
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for all Classes is $25. The minimum investment requirements for purchases of all
Classes through the Systematic Investment Plan are described below. See
"Purchase of Shares."


Systematic Investment Plan The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial and subsequent investment requirement for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

Redemption of Shares Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Redemption of Shares."


Management of the Trust and the Fund Smith Barney Strategy Advisers Inc. ("Strategy Advisers") serves as the Fund's investment adviser and is a wholly owned subsidiary of Mutual Management Corp. ("MMC") (formerly known as Smith Barney Mutual Funds Management Inc.). MMC provides investment advisory and management services to investment companies affiliated with Smith Barney. MMC, which also serves as the Fund's administrator, is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services company engaged through its subsidiaries principally in four business segments: Investment Services, including Assets Management, Consumer Finance Services, Life Insurance Services, and Property & Casualty Insurance Services.

Exchange Privilege Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."


Valuation of Shares Net asset value of the Fund for the prior day is generally quoted daily in the financial section of most newspapers and is also available from any Smith Barney Financial Consultant. See "Valuation of Shares."

Dividends and Distributions Dividends from net investment income are paid quarterly. Distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

Reinvestment of Dividends Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales


6
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Prospectus Summary (continued)
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charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

Risk Factors and Special Considerations There can be no assurance that the Fund's investment objective will be achieved. The foreign securities in which the Fund may invest may be subject to certain risks in addition to those inherent in domestic investments. The Fund may make certain investments and employ certain investment techniques that involve other risks and special considerations. The techniques presenting the Fund with risks or special considerations are investing in restricted securities, warrants, convertible securities, securities of unseasoned issuers, entering into transactions involving options, entering into repurchase agreements and lending portfolio securities. These risks and those associated with when-issued and delayed-delivery transactions and covered option writing are described under "Investment Objective and Management Policies -- Risk Factors and Special Considerations."


The Fund's Expenses The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

Concert Social Awareness Fund                         Class A    Class B   Class C     Class Y
==============================================================================================
Shareholder Transaction Expenses
     Maximum sales charge imposed on purchases
     (as a percentage of offering price)                5.00%     None      None        None
     Maximum CDSC
     (as a percentage of original cost or redemption
     proceeds, whichever is lower)                      None*     5.00%     1.00%       None
==============================================================================================
Annual Fund Operating Expenses
     (as a percentage of average net assets)
     Management fees                                    0.75%      0.75%     0.75%      0.75%
     12b-1 fees**                                       0.25       1.00      1.00       None
     Other expenses                                     0.19       0.20      0.18       0.09
==============================================================================================
TOTAL FUND OPERATING EXPENSES                           1.19%      1.95%     1.93%      0.84%
==============================================================================================

* Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.


** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee, but will be subject to the applicable service fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


                                                                               7
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Prospectus Summary (continued)
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      Class A shares of the Fund purchased through the Smith Barney AssetOne
Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.


      The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) or ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of the average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B and Class C shares, an annual 12b-1 fee of 1.00% of the value of the average daily net assets of the respective Class, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.


Example The following example is intended to assist an investor in under-standing the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."


Concert Social Awareness Fund             1 year   3 years   5 years   10 years*
================================================================================

An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each
time period:
     Class A............................   $62       $86       $112      $187
     Class B............................    70        91        120       208
     Class C............................    30        61        104       225
     Class Y............................     9        27         47       104

An investor would pay the following
expenses on the same investment,
assuming the same annual return and
no redemption:
     Class A............................    62        86        112       187
     Class B............................    20        61        105       208
     Class C............................    20        61        104       225
     Class Y............................     9        27         47       104
================================================================================


* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.


8
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Prospectus Summary (continued)
--------------------------------------------------------------------------------

      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may result in an actual return greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

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Financial Highlights
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      The following information for each of the years in the three-year period ended January 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated January 31, 1998. The following information for the fiscal years ended January 31, 1989 through January 31, 1995 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information.

For a Class A share of beneficial interest outstanding throughout each year:

Concert Social Awareness Fund               1998        1997        1996        1995        1994(1)     1993(2)
============================================================================================================

Net Asset Value, Beginning of Year     $19.36      $19.00      $15.91      $17.72      $16.85      $16.80
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                  0.48        0.57        0.61        0.57        0.52        0.13
  Net realized and unrealized
  gain (loss)                            3.27        1.71        3.52       (1.25)       2.37        0.88
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      3.75        2.28        4.13       (0.68)       2.89        1.01
------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                 (0.55)      (0.60)      (0.52)      (0.47)      (0.56)      (0.11)
  Net realized gains                    (1.99)      (1.32)      (0.52)      (0.66)      (1.46)      (0.85)
------------------------------------------------------------------------------------------------------------
Total Distributions                     (2.54)      (1.92)      (1.04)      (1.13)      (2.02)      (0.96)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year           $20.57      $19.36      $19.00      $15.91      $17.72      $16.85
------------------------------------------------------------------------------------------------------------
Total Return                            19.89%      12.41%      26.47%      (3.82)%     17.80%       6.12%++
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)       $202        $178        $175        $159          $6        $0.6
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               1.19%       1.28%       1.21%       1.33%       1.25%       1.25%+
  Net investment income                  2.34        2.98        3.10        2.89        2.85        3.61+
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    62%         68%         81%        103%        131%         93%
============================================================================================================
Average commissions per share
  paid on equity transactions(3)        $0.06       $0.06       $0.06          --          --          --
============================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) For the period from November 6, 1992 (inception date) to January 31, 1993.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.

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Financial Highlights (continued)
--------------------------------------------------------------------------------


For a Class B share of beneficial interest outstanding throughout each year:

Concert Social
Awareness Fund              1998       1997      1996      1995       1994(1)   1993      1992      1991      1990      1989
===============================================================================================================================
Net Asset Value,
Beginning of Year           $19.42     $19.05    $15.97    $17.79     $16.84    $17.26    $15.61    $15.57    $15.03    $13.62
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Investment Operations
  Net investment
    income                    0.33       0.43      0.49      0.39       0.38      0.51      0.52      0.54      0.53      0.52
  Net realized and
    unrealized
    gain/(loss)               3.27       1.71      3.53     (1.20)      2.37      1.06      2.56      0.47      1.10      1.48
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations             3.60       2.14      4.02     (0.81)      2.75      1.57      3.08      1.01      1.63      2.00
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment
    income                   (0.40)     (0.45)    (0.42)    (0.35)     (0.34)    (0.50)    (0.55)    (0.51)    (0.69)    (0.48)
  Net realized gains         (1.99)     (1.32)    (0.52)    (0.66)     (1.46)    (1.49)    (0.88)    (0.46)    (0.38)    (0.11)
  Capital                       --         --        --        --         --        --        --        --     (0.02)       --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions          (2.39)     (1.77)    (0.94)    (1.01)     (1.80)    (1.99)    (1.43)    (0.97)    (1.09)    (0.59)
===============================================================================================================================
Net Asset Value,
  End of Year               $20.63     $19.42    $19.05    $15.97     $17.79    $16.84    $17.26    $15.61    $15.57    $15.03
-------------------------------------------------------------------------------------------------------------------------------
Total Return                 18.95%     11.60%    25.58%    (4.54)%    16.88%     9.68%    19.96%     6.80%    10.76%    15.10%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Year (millions)             $172       $203      $226      $216       $334      $288      $234      $197      $206      $147
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses                    1.95%      2.03%     1.94%     2.00%      1.98%     2.02%     2.06%     2.09%     2.24%     2.29%
  Net investment
    income                    1.62       2.23      2.37      2.21       2.11      2.84      3.02      3.43      3.46      3.59
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover
  Rate                          62%        68%       81%      103%       131%       93%       76%       56%       61%       42%
===============================================================================================================================
Average commissions
  per share paid
  on equity
  transactions(2)            $0.06      $0.06     $0.06        --         --        --        --        --        --        --
===============================================================================================================================

(1) The per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------


For a Class C share of beneficial interest outstanding throughout each year:

Concert Social Awareness Fund                   1998         1997          1996          1995(1)       1994(2)(3)
=================================================================================================================
Net Asset Value, Beginning of Year              19.46        $19.08        $15.97        $17.79        $17.54
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                          0.34          0.44          0.45          0.38          0.32
  Net realized and unrealized gain (loss)        3.27          1.71          3.60         (1.19)         1.67
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              3.61          2.15          4.05         (0.81)         1.99
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.40)        (0.45)        (0.42)        (0.35)        (0.28)
  Net realized gains                            (1.99)        (1.32)        (0.52)        (0.66)        (1.46)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                             (2.39)        (1.77)        (0.94)        (1.01)        (1.74)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $20.68        $19.46        $19.08        $15.97        $17.79
-----------------------------------------------------------------------------------------------------------------
Total Return                                    18.97%        11.65%        25.77%        (4.54)%       11.83%++
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $7,173        $4,000        $3,396        $1,972          $399
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       1.93%         2.01%         1.94%         1.98%         1.93%+
  Net investment income                          1.54          2.25          2.31          2.24          2.16+
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            62%           68%           81%          103%          131%
=================================================================================================================
Average Commissions per share
  paid on equity transactions(4)                $0.06         $0.06         $0.06            --            --
=================================================================================================================

(1) On November 7, 1994, the former Class D shares were renamed Class C shares.
(2) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3) For the period from May 5, 1993 (inception date) to January 31, 1994.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------


For a Class Y share of beneficial interest outstanding throughout each year:

Concert Social Awareness Fund                            1998         1997(1)
================================================================================
Net Asset Value, Beginning of Year                       $19.39       $19.00
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                    0.56         0.51
  Net realized and unrealized loss                         3.27         1.69
--------------------------------------------------------------------------------
Total Loss From Operations                                 3.83         2.20
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                   (0.61)       (0.49)
  Net realized gains                                      (1.99)       (1.32)
--------------------------------------------------------------------------------
Total Distributions                                       (2.60)       (1.81)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                             $20.62       $19.39
--------------------------------------------------------------------------------
Total Return                                              20.31%       11.94%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                             $220         $143
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                 0.84%        0.90%+
  Net investment income                                    2.64%        3.31+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                      62%          68%
================================================================================
Average commissions per share
  paid on equity transactions                             $0.06        $0.06
================================================================================

(1) For the period from March 28, 1996 (inception date)to January 31, 1997.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------

      INVESTMENT OBJECTIVE

      The investment objective of the Fund is high total return consisting of capital appreciation and current income. The Fund's investment objective may be changed only with the approval of a majority of the Fund's outstanding voting securities. There can be no assurance the Fund's investment objective will be achieved.

      The Fund seeks to achieve its objective by investing in a variable combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate. The percentages of the Fund's assets invested in each of these types of securities are adjusted from time to time to conform to the asset allocation percentages most recently determined by Strategy Advisers. Under normal market conditions, the Fund will have between 65% and 85% of its assets invested in equity securities and between 15% and 35% in fixed-income securities. The mix of the Fund's investments may vary from time to time.

      Strategy Advisers has responsibility for the selection of specific securities on behalf of the Fund and for determining the allocation of the Fund's assets. See "Management of the Trust and the Fund." Following the variable asset allocation strategy may involve frequent shifts among classes of investments and result in the Fund's having a relatively high portfolio turnover rate.

      The equity portion of the assets of the Fund will consist primarily of common stocks of established companies traded on exchanges or over-the-counter that represent an opportunity for total return on a long-term basis. In evaluating companies for investment, Strategy Advisers selects securities of companies that it believes are undervalued based on relevant indicators such as price/earnings ratios, forecast growth, as well as balance sheet, profitability and risk analysis. Equity investments may be made without regard to the size of companies and generally will be made in a broad spectrum of industries. The Fund may also invest in preferred stock, securities convertible into or exchangeable for common stock and warrants. The fixed income portion of the Fund's assets will be composed primarily of investment-grade corporate bonds, debentures and notes, asset-backed and mortgage-backed securities and obligations of the United States government or its agencies or instrumentalities ("U.S. government securities"). The Fund's fixed-income assets may be short-, medium- or long-term, as determined at the discretion of Strategy Advisers based upon an evaluation of economic and market trends. When Strategy Advisers believes that a defensive investment posture is warranted or when attractive investment opportunities do not exist, the Fund may temporarily invest all or a portion of its assets in short-term money market instruments. The money market securities in which the Fund may invest include commercial paper, bank obligations (possibly including community investments) and short-term U.S. government securities. Up to 25% of the Fund's assets may be invested in equity

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

and debt securities of foreign issuers. The Fund also may write covered call options, lend its portfolio securities and invest in real estate investment trusts. Risk factors and special considerations associated with the Fund's investments are described under "Investment Strategies and Techniques" and "Risk Factors and Special Considerations" below.

      Strategy Advisers believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies which offer attractive long-term investment potential. Strategy Advisers believes that addressing social issues in a positive manner can translate into sound business. For example, by ensuring a product or service does not negatively impact the environment, a company can avoid costly litigation and clean-up costs; and by maintaining positive standards for the workplace and a diverse employee population, a company can better ensure access to quality management talent and improved productivity; or by becoming more involved in the community, a company can enhance its consumer franchise. Top quality management teams who successfully balance their companies' business interests with their social influences can gain significant competitive advantages over the long run, which may result in increased shareholder values and, therefore, better investments. The Fund is designed to incorporate both social and financial criteria in all of its investment decisions.

      The Fund will hold securities issued by companies which, in the opinion of Strategy Advisers, meet the Fund's investment policies, and do not violate the Fund's social awareness criteria. The primary social emphasis will be to establish investments in companies that make a positive contribution to society through their products and services or through the way that they do business. These include companies known for fostering fair and progressive relations with their employees, companies taking an active role in promoting worthwhile causes or known to be good community citizens, companies committed to upholding human rights in their domestic and international operations, and companies promoting positive alternatives to unsafe, polluting or wasteful business activities or products.

      In addition, Strategy Advisers has identified specific areas of social and financial concern and, thus, the Fund will not purchase the debt or equity securities of any company that Strategy Advisers has significant reason to believe is engaged at the time of investment by the Fund in any of the following:

      o     Tobacco production;
      o     Manufacture of unsafe products;
      o     Engaging in irresponsible advertising or marketing practices;
      o     Engaging in activities that cause substantial environmental damage;
      o     Production of weapons;
      o     Ownership or design of nuclear facilities.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      These portfolio restrictions are based on the belief that a company will benefit from its social awareness by enabling it to better position itself in developing business opportunities while avoiding liabilities that may be incurred when a product or service is determined to have a negative social impact. These companies should be better prepared to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

      Strategy Advisers will use its best efforts to assess a company's social performance. This analysis will be based on present activities, and will not preclude securities solely because of past activities. Strategy Advisers will monitor the social progress or deterioration of each company in which the Fund is invested and in the event a company is no longer in compliance with the Fund's social criteria, the Fund will plan to sell the securities of such company as soon as it is deemed prudent. The Fund's Trustees will monitor the social awareness criteria used by the Fund and Strategy Advisers may, upon approval of the Trustees, change the criteria used to rate the social performance of an issuer without prior notice or shareholder approval.

      While the application of the Fund's social awareness criteria may preclude some securities with strong earnings and growth potential, Strategy Advisers believes that there are sufficient investment opportunities among those companies that satisfy the social awareness criteria to meet the Fund's investment objectives.

      INVESTMENT STRATEGIES AND TECHNIQUES

      In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies and techniques set forth below. The Fund is under no obligation to use any of the strategies or techniques at any given time or under any particular economic condition. More detailed information concerning these strategies and techniques and their related risks is contained in the Statement of Additional Information.

      Repurchase Agreements. The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period of time (usually not more than seven days), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by Strategy Advisers to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. Strategy Advisers, acting

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on those securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish with its custodian a segregated account consisting of cash or equity and debt securities of any grade provided such securities have been determined by Strategy Advisers to be liquid and unencumbered pursuant to guidelines established by the Trustees in an amount equal to the amount of its when-issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets.


      Lending of Portfolio Securities. Consistent with applicable regulatory require ments, the Fund may lend its portfolio securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or obligations of the United States govern ment or its agencies and instrumentalities ("U.S. government securities") which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Fund to be of good standing and will not be made unless, in the judgment of the Fund, the consideration to be earned from such loans would justify the risk.


      Covered Option Writing. The Fund may write covered call options on portfolio securities and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. In return for a premium, the Fund will forfeit the right to any appreciation in the value of the underlying security for the life of the option (or until a closing purchase transaction can be effected). The purchaser of a call option written by the Fund has the right to purchase from the Fund an

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

underlying security owned by the Fund at an agreed-upon price for a specified time period. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the underlying security's market value at the time of the option's exercise over the exercise price plus the premium received for writing the option. Whenever the Fund writes a call option, it will (a) continue to own or have the absolute and immediate right to acquire the underlying security without additional cash consideration or (b) hold a call option at the same or a lower exercise price for the same exercise period on the same underlying security as the call option written, for as long as it remains obligated as the writer of the option.

      The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund will ordinarily write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

      ADDITIONAL INVESTMENTS


      Money Market Instruments. The Fund may hold cash and invest in money market instruments without limitation when deemed advantageous by Strategy Advisers. Short-term instruments in which the Fund may invest include: U.S. government securities; bank obligations (including community investments, certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and other banking institu-tions having total assets in excess of $500 million); commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another nationally recognized statistical rating organization or, if unrated, of an issuer having an outstanding,
unsecured debt issue then rated within the three highest rating categories. A description of the commercial paper rating categories of Moody's and S&P is contained in the Appendix to the Statement of Additional Information.


      Mortgage and Asset-Backed Securities. The Fund may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation, and other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate. The Fund may also purchase collateralized mortgage obligations which are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations.

      Eurodollar or Yankee Obligations. The Fund may invest in Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

      U.S. Government Securities. The Fund will invest in direct U.S. government debt obligations since it is Strategy Advisers' experience that these investments satisfy the social awareness criteria and are acceptable to most social investors. The U.S. government securities in which the Fund may invest include: direct obligations of the United States Treasury and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including instruments supported by the full faith and credit of the United States; securities supported by the right of the issuer to borrow from the United States Treasury; and securities supported solely by the credit of the instrumentality.

      Zero Coupon Securities. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      Futures and Options on Futures. When deemed advisable by Strategy Advisers, the Fund may enter into interest rate futures contracts, stock index futures contracts and related options that are traded on a domestic exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions, as the case may be. All futures and options contracts will be entered into only when the transactions are economically appropriate for the reduction of risks inherent in the management of the Fund.

      An interest rate futures contract provides for the future sale by the one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. Stock index futures contracts are based on indexes that reflect the market value of common stock of the companies included in the indexes. An option on an interest rate or stock index contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

      In entering into transactions involving futures contracts and options on futures contracts, the Fund will comply with applicable requirements of the Commodities Futures Trading Commission (the "CFTC") which require that its transactions in futures and options be engaged in for "bona fide hedging" purposes or other permitted purposes, provided that aggregate initial margin deposits and premiums required to establish positions, other than those considered by the CFTC to be "bona fide hedging," will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

      The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities or index on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

      RISK FACTORS AND SPECIAL CONSIDERATIONS

      Investment in the Fund involves special considerations, such as those described below:

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      Illiquid Securities. The Fund may invest up to 15% of its total assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.


      Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the NYSE or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.


      Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may be issued by companies that lack a significant operating history and are dependent on products or services without an established market share.


      Options. Option writing for the Fund may be limited by position and exercise limits established by national securities exchanges and by requirements of the Code for qualification as a regulated investment company. See "Dividends, Distributions and Taxes." In addition to writing covered call options to generate current income, the Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by Strategy Advisers. Successful use by the Fund of options will be subject to Strategy Advisers' ability to predict correct movements in the direction of the stock or index underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.


      The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will write options only if a liquid secondary market appears to exist for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. If the Fund cannot enter into a closing purchase transaction with

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

respect to a call option it has written, the Fund will continue to be subject to the risk that its potential loss upon exercise of the option will increase as a result of any increase in the value of the underlying security. The Fund could also face higher transaction costs, including brokerage commissions, as a result of its options transactions.

      Repurchase Agreements. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.


      Foreign Securities. Certain risks are involved in investing in the securities of companies and governments of foreign nations that go beyond the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments, the possible imposition of restrictions on the repatriation of currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The value of the assets of the Fund invested in foreign securities may be adversely affected by fluctuations in the value of one or more foreign currencies relative to the dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, the possibility exists in certain foreign countries of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. Foreign securities may be subject to foreign govern ment taxes that could reduce the yield on such securities. Because the Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities may also result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians.


      The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.


      Securities of Developing Countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have higher rates of return to investors.

      Year 2000. The investment management services provided to the Fund by MMC, Strategy Advisers and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC, Strategy Advisers and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that MMC, Smith Barney, Strategy Advisers or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.


      PORTFOLIO TRANSACTIONS AND TURNOVER

      All orders for transactions in securities or options on behalf of the Fund are placed by Strategy Advisers with broker-dealers that Strategy Advisers selects, including Smith Barney and other affiliated brokers. The Fund may utilize Smith Barney or a broker that is affiliated with Smith Barney in connection with a purchase or sale of securities when Strategy Advisers believes that the charges

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

for the transaction do not exceed usual and customary levels. The Fund also may use Smith Barney as a commodities broker in connection with entering into futures contracts and commodity options. Smith Barney has agreed to charge the Fund commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable accounts. In selecting a broker for a transaction, including Smith Barney or its affiliates, the primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable Strategy Advisers to supplement its own research and analysis with the views and information of other securities firms.

      Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its objective and policies.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

      Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost is fair value. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------


      DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to declare and pay quarterly dividends from its net investment income. Dividends from net realized capital gains, if any, will be distributed annually. The Fund may also pay additional dividends shortly before December 31, from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be automatically reinvested in addit

    The per share amount of dividends from net investment income on Class B and C may be lower than that of Classes A and Y, mainly as a result of the distribution



24
t Data should notify First Data in writing, requesting a change to this reinvest option.

    The per share amount of dividends from net investment income on Class B and C may be lower than that of Classes A and Y, mainly as a result of the distribution

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------


fees applicable to Class B and C shares. Similarly, the per share amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all Classes of Fund shares (A, B, C and Y).

      TAXES

      The following is a summary of the material federal tax considerations affecting the Fund and Fund shareholders. Please refer to the Statement of Additional Information for further discussion. In addition to the considerations described below and in the Statement of Additional Information, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

      The Fund will be treated as a separate entity of the Trust for Federal Income Tax purposes. The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.

      Dividends paid from net investment income and net realized short-term securities gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

      Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

      A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposition. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------


      The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholder's federal income tax return.


--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------

      GENERAL


      The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000. See "Prospectus Summary -- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

      Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

      Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


and Class C shares and the minimum subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney Directors or Trustees of any of the Smith Barney Mutual Funds or other funds affliated with Travelers and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the share holder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.


      Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business (the "trade date"). For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

      SYSTEMATIC INVESTMENT PLAN


      Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis or more to charge the regular bank account or other financial institution indicated by the shareholder, respectively, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.


      INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

      The sales charges applicable to purchases of Class A shares of the Fund are as follows:

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

                       Sales Charge as     Sales Charge as          Dealers
                            % of             % of Amount        Reallowance as
Amount of Investment   Offering Price         Invested       % of Offering Price
================================================================================

Less than $25,000           5.00%               5.26%                4.50%
$25,000-$49,999             4.00                4.17                 3.60
$50,000-$99,999             3.50                3.63                 3.15
$100,000-$249,999           3.00                3.09                 2.70
$250,000-$499,999           2.00                2.04                 1.80
$500,000 and more             *                   *                    *
================================================================================

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."


      Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.


      The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.


      INITIAL SALES CHARGE WAIVERS


      Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and any of the Smith Barney Mutual Funds or other Travelers-affiliated funds (including retired Board Members and employees);
the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commence-ment of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by share holders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; and (f) direct rollovers by plan participants from a 401(k) plan offered to employees of
 Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: Subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (h) purchases by investors participating in a Smith Barney fee based arrangement; and (i) purchases of Class A shares of the Fund by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

      RIGHT OF ACCUMULATION


      Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

      GROUP PURCHASES

      Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative -- Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

      LETTER OF INTENT

      Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.


      Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the same Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


made within the 13 month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further information.


      DEFERRED SALES CHARGE ALTERNATIVES


      "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a CDSC of $500,000.


      Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

      Class C shares and Class A shares that are CDSC shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs."

            Year Since Purchase
            Payment was Made                                      CDSC
================================================================================
            First                                                  5.00%
            Second                                                 4.00
            Third                                                  3.00
            Fourth                                                 2.00
            Fifth                                                  1.00
            Sixth and thereafter                                   0.00
================================================================================

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


      Class B shares automatically will convert to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary -- Alternative Purchase Arrangements -- Class B Shares Conversion Feature."

      In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally other shares held by the shareholders for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.


      To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

      WAIVERS OF CDSC

      The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan"), provided, however, that automatic cash withdrawals in amounts equal to or less than 2% per month of the value of the share holder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994; (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

      CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

      SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

      Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

      The Fund offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

      Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

      Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

      401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Participating Plan's total Class C holdings in all non-money market Smith
Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

      401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if a Participat ing Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

      Any Participating Plan in the Smith Barney 401(k) Program that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, the Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

      Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

      Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

      At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares -- Deferred Sales Charge Alternatives."

      No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

      The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------


      Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

      FUND NAME


      Growth Funds
      Concert Peachtree Growth Fund
      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Contrarian Fund
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Large Cap Blend Fund
      Smith Barney Large Capitalization Growth Fund
      Smith Barney Natural Resources Fund, Inc.
      Smith Barney Small Cap Blend Fund, Inc.
      Smith Barney Special Equities Fund

      Growth and Income Funds
      Smith Barney Balanced Fund
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Large Cap Value Fund
      Smith Barney Premium Total Return Fund

      Taxable Fixed-Income Funds
    * Smith Barney Adjustable Rate Government Income Fund
      Smith Barney Diversified Strategic Income Fund
    + Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund
      Smith Barney Funds, Inc. -- U.S. Government Securities Fund
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.
      Smith Barney Total Return Bond Fund

      Tax-Exempt Funds
      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
   ** Smith Barney Intermediate Maturity California Municipals Fund ** Smith Barney Intermediate Maturity New York Municipals Fund
      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund
      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
  **  Smith Barney Muni Funds -- Limited Term Portfolio
      Smith Barney Muni Funds -- National Portfolio
      Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio
      Smith Barney Municipal High Income Fund
      Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------


      Global -- International Funds
      Smith Barney Hansberger Global Small Cap Value Fund
      Smith Barney Hansberger Global Value Fund
      Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio
      Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

      Smith Barney Concert Allocation Series Inc.
      Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Global Portfolio
      Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
      Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio

      Money Market Funds
   ++ Smith Barney Exchange Reserve Fund
  +++ Smith Barney Money Funds, Inc. -- Cash Portfolio
  +++ Smith Barney Money Funds, Inc. -- Government Portfolio
  *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
   +  Smith Barney Municipal Money Market Fund, Inc.
    + Smith Barney Muni Funds -- California Money Market Portfolio + Smith Barney Muni Funds -- New York Money Market Portfolio


================================================================================


* Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.

**  Available for exchange with Class A, Class C and Class Y shares of the
    Fund.
*** Available for exchange with Class A shares of the Fund.
+   Available for exchange with Class A and Class Y shares of the Fund.
++  Available for exchange with Class B and Class C shares of the Fund.

+++ Available for exchange with Class A and Class Y shares of the Fund. In addition, participating plans opened prior to June 21, 1996 and investing in Class C shares may exchange fund shares for Class C shares of this fund.

      Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.


      Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

      Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

      Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. Strategy Advisers may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

      Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

      The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

      If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to

--------------------------------------------------------------------------------
Redemption of Shares  (continued)
--------------------------------------------------------------------------------

specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act") in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

      Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


            Concert Social Awareness Fund
            Class A, B, C or Y (please specify)
            c/o First Data Investor Services Group, Inc.
            P.O. Box 5128
            Westborough, Massachusetts 01581-5128

      A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a redemption request in excess of $10,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

--------------------------------------------------------------------------------
Redemption of Shares  (continued)
--------------------------------------------------------------------------------

      AUTOMATIC CASH WITHDRAWAL PLAN


      The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.


      TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

      Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemption on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

      Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern Standard time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued are not permitted under this program.

      A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

      Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern Standard time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

      Additional Information Regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program, or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------


      The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.


--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

      TOTAL RETURN

      From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so

--------------------------------------------------------------------------------
Performance (continued)
--------------------------------------------------------------------------------

calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied by nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

--------------------------------------------------------------------------------
Management of the Trust and the Fund
--------------------------------------------------------------------------------

      BOARD OF TRUSTEES

      Overall responsibility for management and supervision of the Trust and the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Trust's distributor, custodian and transfer agent and the Fund's investment adviser and administrator. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee of the Trust and executive officer of the Fund.

      INVESTMENT ADVISER--STRATEGY ADVISERS


      Strategy Advisers, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. Strategy Advisers provides investment management, investment advisory and/or administrative services to individual, institutional and investment company clients that had aggregate assets under management, as of March 31, 1998, of approximately $4.7 billion.


      Subject to the supervision and direction of the Board of Trustees, Strategy Advisers manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places

--------------------------------------------------------------------------------
Management of the Trust and the Fund (continued)
--------------------------------------------------------------------------------


orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For advisory services rendered to the Fund, the Fund pays Strategy Advisers a fee at the annual rate of 0.55% of the value of the Fund's average daily net assets.

      ADMINISTRATOR -- MMC

      MMC serves as the Fund's administrator and generally assists in all aspects of the Fund's administration and operation. MMC provides investment management and administration services to a wide variety of individual, institutional and investment companies that had aggregate assets under management, as of April 30, 1998, of approximately $99.3 billion. For administration services rendered, the Fund pays MMC a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.


      PORTFOLIO MANAGEMENT

      Robert J. Brady and Ellen S. Cammer, each a Managing Director of Smith Barney, have served as portfolio managers of the Fund since June 15, 1995, and manage the day-to-day operations of the Fund, including making all investment decisions.


      Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended January 31, 1998 is included in the Annual Report dated January 31, 1998. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this prospectus.

      On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of Travelers and Citicorp. Upon consum-mation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Holding Company Act of 1956 (the "BCHA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BCHA and the Glass-Steagall Act are still under review, MMC does not believe that its compliance with applicable laws following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.

--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------


      Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the value of the average daily net assets of the respective Class. Smith Barney is also paid an annual distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the value of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospec tuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.


      The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

      Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed such expenses actually incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

      The Trust was organized on January 8, 1986 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Trust offers shares of beneficial interest of separate funds with a par value of $.001 per share. The Fund offers shares of

--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------

beneficial interest currently classified into four Classes -- A, B, C and Y. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

      The Trust does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Share holders of record owning no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.

      When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust will be voted on a Trust-wide basis on all matters except matters affecting only the interests of one or more funds or Classes.

      PNC Bank, National Association, is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as custodian of the Fund's investments.

      First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Trust's transfer agent.

      The Trust sends shareholders of the Fund a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Trust plans to consolidate the mailing of the Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Trust also plans to consolidate the mailing of the Fund's Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact a Smith Barney Financial Consultant or First Data.

                                                                    SMITH BARNEY

                                                A Member of TravelersGroup[LOGO]

--------------------------------------------------------------------------------
Prospectus                                                          May 29, 1998
--------------------------------------------------------------------------------
      Concert Social Awareness Fund
      3100 Breckenridge Blvd., Bldg. 200
      Duluth, Georgia 30099-0062
      (800) 544-5445


      Concert Social Awareness Fund (the "Fund") seeks high total return consisting of capital appreciation and current income by investing in a combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate.

      The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney Equity Funds (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

      This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.


      Additional information about the Fund is contained in a Statement of Additional Information dated May 29, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Registered Representative of PFS Investments Inc. ("PFS Investments"). The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


PFS DISTRIBUTORS, INC.
Distributor

SMITH BARNEY STRATEGY ADVISERS INC.
Investment Adviser


MUTUAL MANAGEMENT CORP.
Administrator



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Prospectus Summary                                                             3
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Investment Objective and Management Policies                                  11
--------------------------------------------------------------------------------
Valuation of Shares                                                           21
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                            22
--------------------------------------------------------------------------------
Purchase of Shares                                                            23
--------------------------------------------------------------------------------
Exchange Privilege                                                            28
--------------------------------------------------------------------------------
Redemption of Shares                                                          30
--------------------------------------------------------------------------------
Minimum Account Size                                                          32
--------------------------------------------------------------------------------
Performance                                                                   32
--------------------------------------------------------------------------------
Management of the Trust and the Fund                                          33
--------------------------------------------------------------------------------
Distributor                                                                   35
--------------------------------------------------------------------------------
Additional Information                                                        36
--------------------------------------------------------------------------------


================================================================================
      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
================================================================================

--------------------------------------------------------------------------------
Prospectus Summary
--------------------------------------------------------------------------------


      The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."


INVESTMENT OBJECTIVE The Fund is an open end, diversified management investment company that seeks high total return consisting of capital appreciation and current income by investing in a combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers two classes of shares ("Classes") to investors purchasing through PFS Investments Registered Representatives designed to provide them with the flexibility of selecting an investment best suited to their needs -- the two classes of shares available are: Class A shares and Class B shares. See "Purchase of Shares" and "Redemption of Shares." In addition to Class A and Class B shares, the Fund offers Class C and Class Y shares to investors purchasing through Smith Barney Inc. ("Smith Barney"), a distributor of the Fund. Those shares have different sales charges and other expenses than Class A and Class B shares which may affect performance.


      Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary --Reduced or No Initial Sales Charge."


      Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares bear an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

      Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

Dividend Shares") will be converted at that time. See "Purchase of Shares-Deferred Sales Charge Alternatives."

      In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

      Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.


      Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares held in funds sponsored by Smith Barney listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.


      PFS Investments Registered Representatives may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B shares is the same as that of the initial sales charge on the Class A shares.


      See "Purchase of Shares" and "Management of the Trust and The Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.


PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, PFS Distributors, Inc. ("PFS"). See "Purchase of Shares."

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Subsequent investments of at least $50 may be made for both Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), the minimum initial and subsequent investment requirement for both Classes is $25. The minimum initial and subsequent investment requirements for purchases of both Classes through the Systematic Investment Plan are described below.
See "Purchase of Shares."


SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month for Fund shares in an amount of at least $25. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."


MANAGEMENT OF THE TRUST AND THE FUND Smith Barney Strategy Advisers Inc.
 ("Strategy
Advisers") serves as the Fund's investment adviser and is a wholly owned subsidiary of Mutual Management Corp. ("MMC")(formerly known as Smith Barney Mutual Funds Management Inc.). MMC provides investment advisory and management services to investment companies affiliated with Smith Barney. MMC, which also serves as the Fund's administrator, is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services company engaged through its subsidiaries principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services, and Property & Casualty Insurance Services. See " Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset value next determined. See "Exchange Privilege."


VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from PFS Shareholder Services (the "Sub-Transfer Agent"). See "Valuation of Shares."


DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid quarterly. Distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."



REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund's investment objective will be achieved. The foreign securities in which the Fund may invest may be subject to certain risks in addition to those inherent in domestic investments. The Fund may make certain investments and employ certain investment techniques that involve other risks and special considerations. The techniques presenting the Fund with risks or special considerations are investing in restricted securities, warrants, convertible securities, securities of unseasoned issuers, entering into transactions involving options, entering into repurchase agreements and lending portfolio securities. These risks and those associated with when-issued and delayed-delivery transactions and covered option writing are described under "Investment Objective and Management Policies--Risk Factors and Special Considerations."

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

The Fund's Expenses The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:


Concert Social Awareness Fund                          Class A        Class B
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
   (as a percentage of offering price)                  5.00%          None
   Maximum CDSC
   (as a percentage of original cost or redemption
   proceeds, whichever is lower)                        None*          5.00%
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
   (as a percentage of average net assets)
   Management fees                                      0.75%          0.75%
   12b-1 fees**                                         0.25           1.00
   Other expenses                                       0.19           0.20
--------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                           1.19%          1.95%
================================================================================

* Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.


** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee.


      The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B and certain Class A shares, the length of time the shares are held and whether the shares are held. See "Purchase of Shares" and "Redemption of Shares." PFS receives an annual 12b-1 service fee of 0.25% of the value of the average daily net assets of Class A shares. With respect to Class B shares, PFS receives an annual 12b-1 fee of 1.00% of the value of the average daily net assets of the respective Class, consisting of a 0.75% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

      EXAMPLE

      The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."


Concert Social Awareness Fund                                 1 year      3 years     5 years   10 years*
=========================================================================================================
An investor would pay the following expenses on a $1,000
investment, assuming (1) 5.00% annual return and
(2) redemption at the end of each time period:

      Class A ....................................              $ 62        $ 86        $112       $187
      Class B ....................................                70          91         120        208

An investor would pay the following expenses on the
same investment, assuming the same annual return and
no redemption:
      Class A ....................................                62          86         112        187
      Class B ....................................                20          61         105        208
=========================================================================================================

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.


      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may result in an actual return greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


      The following information for each of the years in the three year period ended January 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated January 31, 1998. The following information for the fiscal years ended January 31, 1989 through January 31, 1995 has been audited by other independent auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information. For a

Class A share of beneficial interest outstanding throughout each year:

Concert Social Awareness Fund                   1998         1997         1996         1995         1994(1)        1993(2)
==========================================================================================================================
Net Asset Value, Beginning of Year          $  19.36     $  19.00     $  15.91     $  17.72     $  16.85       $  16.80
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.48         0.57         0.61         0.57         0.52           0.13
  Net realized and unrealized gain (loss)       3.27         1.71         3.52        (1.25)        2.37           0.88
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             3.75         2.28         4.13        (0.68)        2.89           1.01
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.55)       (0.60)       (0.52)       (0.47)       (0.56)         (0.11)
  Net realized gains                           (1.99)       (1.32)       (0.52)       (0.66)       (1.46)         (0.85)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                            (2.54)       (1.92)       (1.04)       (1.13)       (2.02)         (0.96)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $  20.57     $  19.36     $  19.00     $  15.91     $  17.72       $  16.85
--------------------------------------------------------------------------------------------------------------------------
Total Return                                   19.89%       12.41%       26.47%       (3.82)%      17.80%          6.12%++
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $    202     $    178     $    175     $    159     $      6       $    0.6
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.19%        1.28%        1.21%        1.33%        1.25%          1.25%+
  Net investment income                         2.34         2.98         3.10         2.89         2.85           3.61+
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           62%          68%          81%         103%         131%            93%
==========================================================================================================================
Average commissions paid per share
  on equity transactions(3)                 $   0.06     $   0.06     $   0.06           --           --             --
==========================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   For the period from November 6, 1992 (inception date) to January 31, 1993.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
+     Annualized
++ Total return is not annualized, as it may not be representative for the total year.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------


For a Class B share of beneficial interest outstanding throughout each year:


CONCERT SOCIAL                                   Year Ended January 31,
AWARENESS FUND                     1998        1997        1996        1995        1994(1)
==========================================================================================
Net Asset Value,
Beginning of Year                $19.42      $19.05      $15.97      $17.79      $16.84
------------------------------------------------------------------------------------------
Income (Loss) From
Investment Operations
  Net investment income            0.33        0.43        0.49        0.39        0.38
  Net realized and unrealized
    gain/(loss)                    3.27        1.71        3.53       (1.20)       2.37
------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                  3.60        2.14        4.02       (0.81)       2.75
------------------------------------------------------------------------------------------
Less Distributions
From:
  Net investment income           (0.40)      (0.45)      (0.42)      (0.35)      (0.34)
  Net realized gains              (1.99)      (1.32)      (0.52)      (0.66)      (1.46)
  Capital                            --          --          --          --          --
------------------------------------------------------------------------------------------
Total Distributions               (2.39)      (1.77)      (0.94)      (1.01)      (1.80)
==========================================================================================
Net Asset Value,
  End of Year                    $20.63      $19.42      $19.05      $15.97      $17.79
------------------------------------------------------------------------------------------
Total Return                      18.95%      11.60%      25.58%      (4.54%)     16.88%
------------------------------------------------------------------------------------------
Net Assets, End of
  Year (millions)                  $172        $203        $226        $216        $334
------------------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses                         1.95%       2.03%       1.94%       2.00%       1.98%
  Net investment income            1.62        2.23        2.37        2.21        2.11
------------------------------------------------------------------------------------------
Portfolio Turnover Rate              62%         68%         81%        103%        131%
==========================================================================================
Average commissions
  paid per share on equity
  transactions(2)                 $0.06       $0.06       $0.06          --          --
==========================================================================================

CONCERT SOCIAL                                   Year Ended January 31,
AWARENESS FUND                     1993        1992        1991        1990        1989
==========================================================================================
Net Asset Value,
Beginning of Year                $17.26      $15.61      $15.57      $15.03      $13.62
------------------------------------------------------------------------------------------
Income (Loss) From
Investment Operations
  Net investment income            0.51        0.52        0.54        0.53        0.52
  Net realized and unrealized
  gain/(loss)                      1.06        2.56        0.47        1.10        1.48
------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                  1.57        3.08        1.01        1.63        2.00
------------------------------------------------------------------------------------------
Less Distributions
From:
  Net investment income           (0.50)      (0.55)      (0.51)      (0.69)      (0.48)
  Net realized gains              (1.49)      (0.88)      (0.46)      (0.38)      (0.11)
  Capital                            --          --          --        0.02          --
------------------------------------------------------------------------------------------
Total Distributions               (1.99)      (1.43)      (0.97)      (1.09)      (0.59)
==========================================================================================
Net Asset Value,
  End of Year                    $16.84      $17.26      $15.61      $15.57      $15.03
------------------------------------------------------------------------------------------
Total Return                       9.68%      19.96%       6.80%      10.76%      15.10%
------------------------------------------------------------------------------------------
Net Assets, End of
  Year (millions)                  $288        $234        $197        $206        $147
------------------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses                         2.02%       2.06%       2.09%       2.24%       2.29%
  Net investment income            2.84        3.02        3.43        3.46        3.59
------------------------------------------------------------------------------------------
Portfolio Turnover Rate              93%         76%         56%         61%         42%
==========================================================================================
Average commissions
  paid per share on equity
  transactions(2)                    --          --          --          --          --
==========================================================================================

(1) The per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------

      INVESTMENT OBJECTIVE

      The investment objective of the Fund is high total return consisting of capital appreciation and current income. The Fund's investment objective may be changed only with the approval of a majority of the Fund's outstanding voting securities. There can be no assurance the Fund's investment objective will be achieved.

      The Fund seeks to achieve its objective by investing in a variable combination of equity and fixed-income securities of issuers who demonstrate a positive awareness of their impact on the society within which they operate. The percentages of the Fund's assets invested in each of these types of securities are adjusted from time to time to conform to the asset allocation percentages most recently determined by Strategy Advisers. Under normal market conditions, the Fund will have between 65% and 85% of its assets invested in equity securities and between 15% and 35% in fixed-income securities. The mix of the Fund's investments may vary from time to time.

      Strategy Advisers has responsibility for the selection of specific securities on behalf of the Fund and for determining the allocation of the Fund's assets. See "Management of the Trust and the Fund." Following the variable asset allocation strategy may involve frequent shifts among classes of investments and result in the Fund's having a relatively high portfolio turnover rate.

      The equity portion of the assets of the Fund will consist primarily of common stocks of established companies traded on exchanges or over-the-counter that represent an opportunity for total return on a long-term basis. In evaluating companies for investment, Strategy Advisers selects securities of companies that it believes are undervalued based on relevant indicators such as price/earnings ratios, forecast growth, as well as balance sheet, profitability and risk analysis. Equity investments may be made without regard to the size of companies and generally will be made in a broad spectrum of industries. The Fund may also invest in preferred stock, securities convertible into or exchangeable for common stock and warrants. The fixed income portion of the Fund's assets will be composed primarily of investment-grade corporate bonds, debentures and notes, asset-backed and mortgage-backed securities and obligations of the United States government or its agencies or instrumentalities ("U.S. government securities"). The Fund's fixed-income assets may be short-, medium- or long-term, as determined at the discretion of Strategy Advisers based upon an evaluation of economic and market trends. When Strategy Advisers believes that a defensive investment posture is warranted or when attractive investment opportunities do not exist, the Fund may temporarily invest all or a portion of its assets in short-term money market instruments. The money market securities in which the Fund may invest include commercial paper, bank obligations (possibly including community investments) and short-term U.S. government securities. Up to 25% of the Fund's assets may be invested in equity

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

and debt securities of foreign issuers. The Fund also may write covered call options, lend its portfolio securities and invest in real estate investment trusts. Risk factors and special considerations associated with the Fund's investments are described under "Investment Strategies and Techniques" and "Risk Factors and Special Considerations" below.

      Strategy Advisers believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies which offer attractive long-term investment potential. Strategy Advisers believes that addressing social issues in a positive manner can translate into sound business. For example, by ensuring a product or service does not negatively impact the environment, a company can avoid costly litigation and clean-up costs; and by maintaining positive standards for the workplace and a diverse employee population, a company can better ensure access to quality management talent and improved productivity; or by becoming more involved in the community, a company can enhance its consumer franchise. Top quality management teams who successfully balance their companies' business interests with their social influences can gain significant competitive advantages over the long run, which may result in increased shareholder values and, therefore, better investments. The Fund is designed to incorporate both social and financial criteria in all of its investment decisions.

      The Fund will hold securities issued by companies which, in the opinion of Strategy Advisers, meet the Fund's investment policies, and do not violate the Fund's social awareness criteria. The primary social emphasis will be to establish investments in companies that make a positive contribution to society through their products and services or through the way that they do business. These include companies known for fostering fair and progressive relations with their employees, companies taking an active role in promoting worthwhile causes or known to be good community citizens, companies committed to upholding human rights in their domestic and international operations, and companies promoting positive alternatives to unsafe, polluting or wasteful business activities or products.

      In addition, Strategy Advisers has identified specific areas of social and financial concern and, thus, the Fund will not purchase the debt or equity securities of any company that Strategy Advisers has significant reason to believe is engaged at the time of investment by the Fund in any of the following:

      o     Tobacco production;

      o     Manufacture of unsafe products;

      o     Engaging in irresponsible advertising or marketing practices;

      o     Engaging in activities that cause substantial environmental damage;

      o     Production of weapons;

      o     Ownership or design of nuclear facilities.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      These portfolio restrictions are based on the belief that a company will benefit from its social awareness by enabling it to better position itself in developing business opportunities while avoiding liabilities that may be incurred when a product or service is determined to have a negative social impact. These companies should be better prepared to respond to external demands and ensure that over the longer term they will be viable to provide a positive return to both investors and society as a whole.

      Strategy Advisers will use its best efforts to assess a company's social performance. This analysis will be based on present activities, and will not preclude securities solely because of past activities. Strategy Advisers will monitor the social progress or deterioration of each company in which the Fund is invested and in the event a company is no longer in compliance with the Fund's social criteria, the Fund will plan to sell the securities of such company as soon as it is deemed prudent. The Fund's Trustees will monitor the social awareness criteria used by the Fund and Strategy Advisers may, upon approval of the Trustees, change the criteria used to rate the social performance of an issuer without prior notice or shareholder approval.

      While the application of the Fund's social awareness criteria may preclude The purchase of some securities with strong earnings and growth potential,
 Strategy Advisers
believes that there are sufficient investment opportunities among those companies that satisfy the social awareness criteria to meet the Fund's investment objectives.

      INVESTMENT STRATEGIES AND TECHNIQUES

      In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies and techniques set forth below. The Fund is under no obligation to use any of the strategies or techniques at any given time or under any particular economic condition. More detailed information concerning these strategies and techniques and their related risks is contained in the Statement of Additional Information.

      Repurchase Agreements. The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period of time (usually not more than seven days), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be monitored on an ongoing basis by Strategy Advisers to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. Strategy Advisers, acting

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on those securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish with its custodian a segregated account consisting of cash or equity and debt securities of any grade provided such securities have been determined by Strategy Advisers to be liquid and unencumbered pursuant to guidelines established by the Trustees in an amount equal to the amount of its when-issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets.


      Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or obligations of the United States government or its agencies and instrumentalities ("U.S. government securities") which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Fund to be of good standing and will not be made unless, in the judgment of the Fund, the consideration to be earned from such loans would justify the risk.


      Covered Option Writing. The Fund may write covered call options on portfolio securities and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. In return for a premium, the Fund will forfeit the right to any appreciation in the value of the underlying security for the life of the option (or until a closing purchase transaction can be effected). The purchaser of a

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

call option written by the Fund has the right to purchase from the Fund an underlying security owned by the Fund at an agreed-upon price for a specified time period. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the underlying security's market value at the time of the option's exercise over the exercise price plus the premium received for writing the option. Whenever the Fund writes a call option, it will (a) continue to own or have the absolute and immediate right to acquire the underlying security without additional cash consideration or (b) hold a call option at the same or a lower exercise price for the same exercise period on the same underlying security as the call option written, for as long as it remains obligated as the writer of the option.

      The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund will ordinarily write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

      ADDITIONAL INVESTMENTS

      Money Market Instruments. The Fund may hold cash and invest in money market instruments without limitation when deemed advantageous by Strategy Advisers. Short-term instruments in which the Fund may invest include: U.S. government securities; bank obligations (including community investments, certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and other banking institutions having total assets in excess of $500 million); commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another nationally recognized statistical rating organization or, if unrated, of an issuer having an
outstanding, unsecured debt issue then rated within the three highest rating categories. A description of the commercial paper rating categories of Moody's and S&P is contained in the Appendix to the Statement of Additional Information.

      Mortgage and Asset-Backed Securities. The Fund may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

Loan Mortgage Corporation, and other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate. The Fund may also purchase collateralized mortgage obligations which are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations.

      Eurodollar or Yankee Obligations. The Fund may invest in Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

      U.S. Government Securities. The Fund will invest in direct U.S. government debt obligations since it is Strategy Advisers' experience that these investments satisfy the social awareness criteria and are acceptable to most social investors. The U.S. government securities in which the Fund may invest include: direct obligations of the United States Treasury and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including instruments supported by the full faith and credit of the United States; securities supported by the right of the issuer to borrow from the United States Treasury; and securities supported solely by the credit of the instrumentality.

      Zero Coupon Securities. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.

      Futures and Options on Futures. When deemed advisable by Strategy Advisers, the Fund may enter into interest rate futures contracts, stock index futures contracts and related options that are traded on a domestic exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions, as the case may be. All futures and options contracts will be entered into only when the transactions are economically appropriate for the reduction of risks inherent in the management of the Fund.

      An interest rate futures contract provides for the future sale by the one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. Stock index futures contracts are based on indexes that reflect the market value of common stock of the companies included in the indexes. An option on an interest rate or stock index contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

      In entering into transactions involving futures contracts and options on futures contracts, the Fund will comply with applicable requirements of the Commodities Futures Trading Commission (the "CFTC") which require that its transactions in futures and options be engaged in for "bona fide hedging" purposes or other permitted purposes, provided that aggregate initial margin deposits and premiums required to establish positions, other than those considered by the CFTC to be "bona fide hedging," will not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.

      The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities or index on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      RISK FACTORS AND SPECIAL CONSIDERATIONS

      Investment in the Fund involves special considerations, such as those described below:

      Illiquid Securities. The Fund may invest up to 15% of its total assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.


      Warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the NYSE or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.


      Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may be issued by companies that lack a significant operating history and are dependent on products or services without an established market share.

      Options. Option writing for the Fund may be limited by position and exercise limits established by national securities exchanges and by requirements of the Code for qualification as a regulated investment company. See "Dividends, Distributions and Taxes." In addition to writing covered call options to generate current income, the Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by Strategy Advisers. Successful use by the Fund of options will be subject to Strategy Advisers' ability to predict correctly movements in the direction of the stock or index underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

      The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

will write options only if a liquid secondary market appears to exist for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. If the Fund cannot enter into a closing purchase transaction with respect to a call option it has written, the Fund will continue to be subject to the risk that its potential loss upon exercise of the option will increase as a result of any increase in the value of the underlying security. The Fund could also face higher transaction costs, including brokerage commissions, as a result of its options transactions.

      Repurchase Agreements. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.


      Foreign Securities. Certain risks are involved in investing in the securities of companies and governments of foreign nations that go beyond the usual risks inherent in U.S. investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments, the possible imposition of restrictions on the repatriation of currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The value of the assets of the Fund invested in foreign securities may be adversely affected by fluctuations in the value of one or more foreign currencies relative to the dollar. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, the possibility exists in certain foreign countries of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities may also result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians.


      The Fund may also purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.

      Securities of Developing Countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have higher rates of return to investors.


      Year 2000. The investment management services provided to the Fund by MMC, Strategy Advisers and the services provided to shareholders by PFS, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC Strategy Advisers and PFS have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC and Strategy Advisers has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that MMC, Strategy Advisers and PFS or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

      PORTFOLIO TRANSACTIONS AND TURNOVER

      MMC arranges for the purchase and sale of the Fund's securities and selects brokers and dealers (including Smith Barney), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. MMC may select brokers and dealers which provide it with research services and

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.

      It is anticipated that the annual portfolio turnover rate of the Fund normally will be less than 100%. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the Fund's securities, with money market instruments with less than one year to maturity excluded. A 100% portfolio turnover rate would occur, for example, if all included securities were replaced once during the year.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

      Generally, the Fund's investments are valued at market value, or, in the absence of a market value with respect to any securities, at fair value. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchange, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Unlisted foreign securities are valued at the mean between the last available bid and offer price prior to the time of valuation. Any assets or liabilities initially expressed in terms of foreign currencies will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. Securities for which market quotations are not readily available are valued at fair value. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------


      DIVIDENDS AND DISTRIBUTIONS

      The Fund's policy is to declare and pay quarterly dividends from its net investment income. Dividends from net realized capital gains, if any, will be distributed annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be automatically reinvested in additional same Class shares at net asset value, with no additional sales charge or CDSC.

      The per share amount of dividends from net investment income on Class B may be lower than that of Class A, mainly as a result of the distribution fees applicable to Class B shares. Capital gain distributions, if any, will be the same amount for both Classes of Fund shares (A and B).

      TAXES

      The following is a summary of the material federal tax considerations affecting the Fund and Fund shareholders. Please refer to the Statement of Additional Information for further discussion. In addition to the considerations described below and in the Statement of Additional Information, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

      The Fund will be treated as a separate entity of the Trust for Federal Income Tax purposes. The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.

      Dividends paid from net investment income and net realized short-term securities gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

      Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------


of the source and tax status of all distributions promptly after the close of each calendar year.

      A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at disposition. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

      The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholder's federal income tax return.


--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------


      GENERAL

      The Fund offers two Classes of shares to investors purchasing through PFS Investments Registered Representatives. Class A shares are sold to investors with an initial sales charge and Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

      Initial purchases of Fund shares must be made through a PFS Investments Registered Representative by completing the appropriate application found in this prospectus. The completed application should be forwarded to the Sub-Transfer Agent, 3100 Breckinridge Blvd., Bldg 200, Duluth, Georgia 30099-0062. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to the Sub-Transfer Agent.


      Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Fund. The initial investment amount will be waived for accounts establishing a Systematic Investment Plan. Subsequent

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


investments of at least $50 may be made for both Classes. For participants in retirement plans qualified under Section 403(b)(7) or 401(a) of the Code, the minimum initial and subsequent investment requirement for both Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial and subsequent investment requirement for both Classes is $25. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds or other funds affiliated with Travelers and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Sub-Transfer Agent. Share certificates are issued only upon a shareholder's written request to the Sub-Transfer Agent. A shareholder who has insufficient funds to complete any purchase, will be charged a fee by PFS or the Sub-Transfer Agent of $25 per returned purchased.


      Purchase orders received by the Sub-Transfer Agent prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day.

      SYSTEMATIC INVESTMENT PLAN


      Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, the Sub-Transfer Agent is authorized through preauthorized transfers of at least $25 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by PFS or the Sub-Transfer Agent. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of $25 by PFS or the Sub-Transfer Agent.


      INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

      The sales charges applicable to purchases of Class A shares of the Fund are as follows:

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

                                                                    Dealers'
                          Sales Charge       Sales Charge         Reallowance
                             % of              as % of              as % of
Amount of Investment     Offering Price     Amount Invested     Offering Price
================================================================================
 Less than  $ 25,000         5.00%              5.26%                 4.50%
$ 25,000 -    49,999         4.00               4.17                  3.60
  50,000 -    99,999         3.50               3.63                  3.15
 100,000 -   249,999         3.00               3.09                  2.70
 250,000 -   499,999         2.00               2.04                  1.80
 500,000 and over            *                  *                     *
================================================================================

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to PFS, which in turn, pays PFS Investments to compensate its Investments Representatives whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."


      INITIAL SALES CHARGE WAIVERS


      Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds or other Travelers-affiliated funds (including retired Board Members and employess); the immediate families of such persons; and to a pension, profit-sharing or other benefit plan for such persons (including the surviving spouse of a deceased Board Member or employee) and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund in the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (d) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; and (e) sales through PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, on the condition that (i) the redemption has occurred no more than 60 days prior to the purchase of the shares, (ii) the shareholder paid an initial sales charge on such redeemed shares and (iii) the shares redeemed were not subject to a deferred sales charge. PFS Investments may pay its Investments

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

      VOLUME DISCOUNTS

      The "Amount of Investment" referred to in the sales charge table set forth above under "Initial Sales Charge Alternative--Class A Shares" includes the purchase of Class A shares in the Fund and of other funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege." A person eligible for a volume discount includes an individual; members of a family unit comprising a husband, wife and minor children; a trustee or other fiduciary purchasing for a single fiduciary account including pension, profit-sharing and other employee benefit trusts qualified under Section 401(a) of the Code, or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deduction for qualified and nonqualified accounts and transmitted by a common employer entity. Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.

      LETTER OF INTENT

      A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating the investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds that are offered with a sales charge listed under "Exchange Privilege" over a 13-month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.

      DEFERRED SALES CHARGE ALTERNATIVES

      "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; and (b) Class A shares that were purchased without an initial sales charge are but subject to a CDSC.


      Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

      Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


         Year Since Purchase
         Payment Was Made             CDSC
--------------------------------------------------------------------------------
            First                     5.00%
            Second                    4.00
            Third                     3.00
            Fourth                    2.00
            Fifth                     1.00
            Sixth and thereafter      0.00
--------------------------------------------------------------------------------


      Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

      In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to PFS.

      To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 -$260) would be charged at a rate of 4% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

      WAIVERS OF CDSC

      The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Redemption of Shares--Automatic Cash Withdrawal Plan"); (c) redemption of shares within 12 months following the death or disability of the shareholder;
(d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemption of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

      CDSC waivers will be granted subject to confirmation by PFS of the shareholder's status or holdings, as the case may be.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

      Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class B shares are

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

      FUND NAME


         Concert Investment Series - Emerging Growth Fund
         Concert Investment Series - Government Fund
         Concert Investment Series - Growth Fund
         Concert Investment Series - Growth & Income Fund
         Concert Investment Series - International Equity Fund
         Concert Investment Series - Municipal Bond Fund
      *  Smith Barney Concert Allocation Series Inc.- Balanced Portfolio
      * Smith Barney Concert Allocation Series Inc.- Conservative Portfolio Smith Barney Concert Allocation Series Inc.- Global Portfolio
      *  Smith Barney Concert Allocation Series Inc.- Growth Portfolio
      *  Smith Barney Concert Allocation Series Inc.- High Growth Portfolio
      *  Smith Barney Concert Allocation Series Inc.- Income Portfolio
         Concert Peachtree Growth Fund
      *  Smith Barney Appreciation Fund Inc.
      *  Smith Barney Investment Grade Bond Fund
      ** Smith Barney Money Funds, Inc.- Cash Portfolio
      ** Smith Barney Exchange Reserve Fund
================================================================================

      *     Available for exchange with Class A shares of the Fund
      **    Available for exchange with Class B shares of the Fund


      Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.


      Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. Strategy Advisers may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination by the Fund, PFS will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Barney Mutual Funds listed under "Exchange

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

Privilege", which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

      Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------


      Shareholders may redeem for cash some or all of their shares of the Fund at any time by sending a written request in proper form directly to the Sub-Transfer Agent, PFS Shareholder Services, at 3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact the Sub-Transfer Agent at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.


      As described under "Purchase of Shares," redemptions of Class B shares are subject to a contingent deferred sales charge.


      The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or are not to be paid to the record owner(s) at the record address, or if the shareholder(s) has had an address change in the past 45 days, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, the signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.


      Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Sub-Transfer Agent in the event redemption is requested by a corporation,

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests a redemption from a Retirement Plan account (IRA, SEP or 403(b)(7) ), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.


      Shareholders may utilize the Sub-Transfer Agent's fax to redeem their account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Sub-Transfer Agent at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach the Sub-Transfer Agent by fax, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the Sub-Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.


      In all cases, the redemption price is the net asset value per share of the Fund next determined after the request for redemption is received in proper form by the Sub-Transfer Agent. Payment for shares redeemed will be made by check mailed within three days after acceptance by the Sub-Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Sub-Transfer Agent may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

      After following the above-stated redemption guidelines, a shareholder(s) may elect to have the redemption proceeds wire-transferred directly to the shareholder's bank account of record (defined as a currently established pre-authorized draft on the shareholder's account with no changes within the previous 45 days), as long as the bank account is registered in the same name(s) as the account with the Fund. If the proceeds are not to be wired to the bank account of record, or mailed to the registered owner(s), a signature guarantee will be required from all shareholder(s). A $25 service fee will be charged by the Sub-Transfer Agent to help defray the administrative expense of executing a wire redemption. Redemption proceeds will normally be wired to the designated bank account on the next business day following the redemption, and should ordinarily be credited to your bank account by your bank within 48 to 72 hours.

      AUTOMATIC CASH WITHDRAWAL PLAN

      The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact the Sub-Transfer Agent.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

      The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size). The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

      From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A and Class B shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the

--------------------------------------------------------------------------------
Performance (continued)
--------------------------------------------------------------------------------

period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications. The Fund will include performance data for Class A and Class B shares in any advertisement or information including performance data of the Fund.

      The Fund may from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans and the Fund may illustrate in graph or chart form, or otherwise, the benefits of the Systematic Investment Plan by comparing investments made pursuant to a systematic investment plan to investments made in a rising market.


--------------------------------------------------------------------------------
Management of the Trust and the Fund
--------------------------------------------------------------------------------


      BOARD OF TRUSTEES

      Overall responsibility for management and supervision of the Trust and the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with its distributors, custodian and transfer agent and the Fund's investment adviser and administrator. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee of the Trust and executive officer of the Fund.

      INVESTMENT ADVISER


      Strategy Advisers, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. Strategy Advisers provides investment management, investment advisory and/or administrative services to individual, institutional and investment company clients that had aggregate assets under management, as of April 30, 1998, of approximately $4.7 billion.


      Subject to the supervision and direction of the Board of Trustees, Strategy Advisers manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For advisory

--------------------------------------------------------------------------------
Management of the Trust and the Fund (continued)
--------------------------------------------------------------------------------


services rendered to the Fund, under an Advisory Agreement dated August 14, 1995, the Fund pays Strategy Advisers a fee at the annual rate of 0.55% of the value of the Fund's average daily net assets.

      ADMINISTRATOR-MMC

      MMC serves as the Fund's administrator and generally assists in all aspects of the Fund's administration and operation. MMC provides investment management and administration services to a wide variety of individual, institutional and investment companies that had aggregate assets under management, as of April 30, 1998, of approximately $99.3 billion. For administration services rendered, the Fund pays MMC a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.


      PORTFOLIO MANAGEMENT

      Robert J. Brady and Ellen S. Cammer, each a Managing Director of Smith Barney, have served as portfolio managers of the Fund since June 15, 1995, and manage the day-to-day operations of the Fund, including making all investment decisions.


      Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended January 31, 1998 is included in the Annual Report dated January 31, 1998. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this prospectus.

      On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of Travelers and Citicorp. Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Holding Company Act of 1956 (the "BCHA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BCHA and the Glass-Steagall Act are still under review, MMC does not believe that its compliance with applicable laws
following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.

--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------


      PFS is located at 3100 Breckinridge Boulevard, Duluth, Georgia 30099-0001. PFS distributes shares of the Fund as an underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring PFS to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), PFS is paid an annual service fee with respect to Class A and Class B shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. PFS is also paid an annual distribution fee with respect to Class B shares at the annual rate of 0.75% of the average daily net assets attributable to that Class. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are paid to PFS which, in turn pays PFS Investments to pay its Registered Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Registered Representatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFS Investments associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.


      The payments to PFS Investments Registered Representatives for selling shares of a Class include a commission or fee paid by the investor or PFS at the time of sale and a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class.

      Registered Representatives may receive different levels of compensation for selling different Classes of shares.

      PFS Investments may be deemed to be an underwriter for purposes of the Securities Act of 1933 as amended. From time to time, PFS or its affiliates may also pay
for certain non-cash sales incentives provided to PFS Investments Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Registered Representatives that sell shares of the Fund.


      Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by PFS and the payments may exceed distribution expenses actually incurred. The Fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by PFS, amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------


      The Trust was organized on January 8, 1986 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund offers shares of beneficial interest of separate funds with a par value of $.001 per share. The Fund offers shares of beneficial interest currently classified into two Classes -- A and B. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

      The Fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shareholders of record owning no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.


      When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one or more funds or Classes.

      PNC Bank, National Association, is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as custodian of the Fund's investments.


      PFS Shareholder Services is located at 3100 Breckenridge Blvd., Bldg. 200, Duluth, Georgia 30099-0062, and serves as the Trust's Sub-Transfer Agent.


      The Fund sends shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of the Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of the

--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------

Fund's Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact the Fund's Sub-Transfer Agent.

      ACCOUNT STATEMENTS/REPORTS

      A client will receive several statements and reports as a Smith Barney Mutual Fund shareholder. Each time a financial transaction occurs, a confirmation statement identifying the shares bought or sold will be mailed. On an annual basis, each January, a year-end statement detailing the previous year's transactions will be provided. Information required for income-tax reporting will also be distributed to shareholders, usually in January.

      Also available at the shareholder's request, is an Account Transcript identifying every financial transaction in an account since it was opened. To defray adminstrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account Transcript requested.

      Additional copies of tax forms are available at the Shareholder's request. A $10 charge for each tax form will be assessed.

      Additional information regarding the Fund's services may be obtained by contacting the Client Services Department at (800) 544-5445.

                                                                  Concert Social
                                                                       Awareness
                                                                            Fund

Because we care about the environment
this prospectus has been printed with
soy based inks on 20% post-consumer
recycled paper, deinked using a                             388 Greenwich Street
non-chlorine bleach process.                            New York, New York 10013

[RECYCLE LOGO]     [LOGO OMITTED]

printed on recycled paper


                                                                     FD0225 5/98


                                   PROSPECTUS


                                                                    Smith Barney
                                                                       Large Cap
                                                                           Blend
                                                                            Fund

                                                                    MAY 29, 1998


                                                   Prospectus begins on page one

[LOGO] Smith Barney Mutual Funds
Investing for your future.

Every day.(SM)

--------------------------------------------------------------------------------
Prospectus                                                          May 29, 1998
--------------------------------------------------------------------------------

      Smith Barney Large Cap Blend Fund
      388 Greenwich Street
      New York, New York 10013
      800-451-2010

      Smith Barney Large Cap Blend Fund (the "Fund") seeks long-term capital growth by investing primarily in the equity securities of large capitalization domestic companies with market capitalization greater than $5 billion at the time of the investment that exhibit growth and/or value atributes.


      The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney Equity Funds (the "Trust"). The Fund is an open-end management investment company commonly referred to as a mutual fund.

      This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of the other funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Trust at the telephone number set forth above or by contacting a Smith Barney Financial Consultant.


      Additional information about the Fund and the Trust is contained in a Statement of Additional Information dated May 29, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


Smith Barney Inc.
Distributor


Mutual Management Corp.
Investment Adviser and Administrator


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
Prospectus Summary                                                             3
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Investment Objective and Management Policies                                  12
--------------------------------------------------------------------------------
Valuation of Shares                                                           19
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                            20
--------------------------------------------------------------------------------
Purchase of Shares                                                            22
--------------------------------------------------------------------------------
Exchange Privilege                                                            31
--------------------------------------------------------------------------------
Redemption of Shares                                                          34
--------------------------------------------------------------------------------
Minimum Account Size                                                          37
--------------------------------------------------------------------------------
Performance                                                                   37
--------------------------------------------------------------------------------
Management of the Trust and the Fund                                          38
--------------------------------------------------------------------------------
Distributor                                                                   39
--------------------------------------------------------------------------------
Additional Information                                                        40
--------------------------------------------------------------------------------


================================================================================
      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.
================================================================================

--------------------------------------------------------------------------------
Prospectus Summary
--------------------------------------------------------------------------------

      The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."


Investment Objective The Fund is an open-end, diversified, management investment company that seeks long-term capital growth by investing primarily in the common stock of large capitalization domestic companies. See "Investment Objective and Management Policies."

Alternative Purchase Arrangements The Fund offers several classes of shares ("Classes") designed to provide investors with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares which differ principally in terms of the sales charges and rates of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."


      Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary - Reduced or No Initial Sales Charge."

      Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

      Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares - Deferred Sales Charge Alternatives."

      Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribu-

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

tion fee of 0.50% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.


      Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.


      In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

      Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

      Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

      Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Other Class A share purchases may also be eligible for a reduced initial sales charge.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

See "Purchase of Shares." Because the ongoing expenses of Class A shares will be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

      Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

      See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

Smith Barney 401(k) and ExecChoice(TM) Programs Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation or operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without a sales charge as investment alternatives under both plans. See "Purchase of Shares-Smith Barney 401(k) and ExecChoice(TM) Programs."

Purchase of Shares Shares may be purchased through the Fund's distributor, Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."


Investment Minimums Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a self-employed retirement plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. The minimum initial investment requirements for the purchases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

Systematic Investment Plan The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

Redemption of Shares Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Redemption of Shares."


Management of the Trust and the Fund Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., serves as the Fund's investment adviser. MMC provides investment advisory and management services to investment companies affiliated with Smith Barney. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a
 wholly
owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services company engaged through its subsidiaries, principally in four business segments: Investment Services including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. MMC also serves as the Fund's administrator. See "Management of the Trust and the Fund."

Exchange Privilege Shares of a Class may be exchanged for shares of the same class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."


Valuation of Shares Net asset value of the Fund for the prior day is generally quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

Dividends and Distributions Dividends from net investment income are paid quarterly. Distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

Reinvestment of Dividends Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


Risk Factors and Special Considerations There can be no assurance that the Fund's investment objective will be achieved. The Fund may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, purchasing foreign securities, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with when-issued and delayed-delivery transactions and covered option writing are described under "Investment Objective and Management Policies - Risk Factors and Special Considerations."


The Fund's Expenses The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's current operating expenses for its most recent fiscal year:


Large Cap Blend Fund                         Class A  Class B  Class C  Class Y
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)          5.00%    None     None     None
 Maximum CDSC
 (as a percentage of original cost or
 redemption proceeds, whichever is lower)     None*    5.00%    1.00%    None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
 (as a percentage of average net assets)
 Management fees                              0.65%    0.65%    0.65%    0.65%
 12b-1 fees**                                 0.25     0.75     0.75     None
 Other expenses                               0.19     0.19     0.17     0.04
--------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                 1.09%    1.59%    1.57%    0.69%
================================================================================


* Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

      Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

      The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of .25% of the value of average daily net assets of Class A shares. Smith Barney also receives an annual 12b-1 fee of .75% of the value of average daily net assets of Class B and Class C shares, consisting of a .50% distribution fee and a .25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."


Large Cap Blend Fund                      1 year  3 years  5 years  10 years*
--------------------------------------------------------------------------------
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:
     Class A                                $61     $83     $107      $176
     Class B                                 66      80       97       176
     Class C                                 26      50       86       187
     Class Y                                  7      22       38        86

An investor would pay the following
expenses on the same investment,
assuming the same annual return and no
redemption:
     Class A                                 61      83      107       176
     Class B                                 16      50       87       176
     Class C                                 16      50       86       187
     Class Y                                  7      22       38        86
--------------------------------------------------------------------------------


* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may result in an actual return greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


     The following information for each of the years in the three-year period ended January 31, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated January 31, 1998. The information for the years ended January 31, 1993 through January 31, 1995, has been audited by other independent auditors. The information set forth below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information.


For a Class A share of beneficial interest outstanding throughout each year:


Large Cap Blend Fund                    1998     1997   1996(1)    1995   1994(1)  1993(2)
=========================================================================================
Net Asset Value, Beginning of Year    $14.30   $12.16   $ 9.62   $10.36   $ 9.58    $9.50
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                 0.21     0.19     0.20     0.20     0.20     0.01
  Net realized and unrealized
    gain (loss)                         2.10     2.33     2.74    (0.61)    0.81     0.07
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations     2.31     2.52     2.94    (0.41)    1.01     0.08
-----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                (0.19)   (0.20)   (0.20)   (0.19)   (0.23)      --
  Net realized gains                   (0.70)   (0.18)   (0.20)   (0.14)      --       --
-----------------------------------------------------------------------------------------
Total Distributions                    (0.89)   (0.38)   (0.40)   (0.33)   (0.23)      --
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year          $15.72   $14.30   $12.16   $ 9.62   $10.36    $9.58
-----------------------------------------------------------------------------------------
Total Return                           16.30%   20.97%   30.97%   (3.93)%  10.70%    0.84%++
-----------------------------------------------------------------------------------------
Net Assets, End of Year (millions)    $  152   $  133   $  110   $   95   $    4    $   3
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                              1.09%    1.12%    1.16%    1.41%    1.54%    1.41%+
  Net investment income                 1.35     1.48     1.77     1.86     2.00     0.28+
-----------------------------------------------------------------------------------------
Portfolio turnover rate                   17%       9%      15%     127%      79%       1%
=========================================================================================
Average commissions per share
  paid on equity transactions(3)      $ 0.06   $ 0.06   $ 0.06       --       --       --
=========================================================================================

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   For the period from November 6, 1992 (inception date) to January 31, 1993.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a Class B share of beneficial interest outstanding throughout each year:


Large Cap Blend Fund                    1998     1997   1996(1)    1995    1994(1)  1993(2)
==========================================================================================
Net Asset Value, Beginning of Year    $14.33   $12.19   $ 9.65   $10.38    $ 9.58   $ 9.50
------------------------------------------------------------------------------------------
Income (Loss) From Operations
  Net investment income                 0.13     0.13     0.14     0.17      0.15    (0.01)
  Net realized and unrealized
    gain (loss)                         2.10     2.34     2.75    (0.62)     0.80     0.09
------------------------------------------------------------------------------------------
Total Income (Loss) From Operations     2.23     2.47     2.89    (0.45)     0.95     0.08
------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                (0.14)   (0.15)   (0.15)   (0.14)    (0.15)      --
  Net realized gains                   (0.70)   (0.18)   (0.20)   (0.14)       --       --
------------------------------------------------------------------------------------------
Total Distributions                    (0.84)   (0.33)   (0.35)   (0.28)    (0.15)      --
------------------------------------------------------------------------------------------
Net Asset Value, End of Year          $15.72   $14.33   $12.19   $ 9.65    $10.38   $ 9.58
------------------------------------------------------------------------------------------
Total Return                           15.65%   20.43%   30.23%   (4.33)%   10.01%    0.84%++
------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)    $  154   $  137   $  112   $   92    $   68   $   35
------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                              1.59%    1.62%    1.65%    1.90%     1.99%    1.91%+
  Net investment income                 0.86     0.98     1.27     1.38      1.55    (0.22)+
------------------------------------------------------------------------------------------
Portfolio turnover rate                   17%       9%      15%     127%       79%       1%
==========================================================================================
Average commissions per share
  paid on equity transactions(3)      $ 0.06   $ 0.06   $ 0.06       --        --       --
==========================================================================================

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   For the period from November 6, 1992 (inception date) to January 31, 1993.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year:


                                               Class C Shares                      Class Y Shares
                                   ----------------------------------     -------------------------------
Large Cap Blend Fund                 1998     1997   1996(1)  1995(2)         1998      1997   1996(1)(3)
=======================================================================================================
Net Asset Value,
  Beginning of Year                $14.33   $12.19   $ 9.65   $ 9.91      $  14.34   $ 12.16     $12.08
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income              0.13     0.14     0.13     0.07          0.27      0.22         --
  Net realized and
    unrealized gain (loss)           2.10     2.33     2.76    (0.13)         2.10      2.36       0.08
-------------------------------------------------------------------------------------------------------
Total Income (Loss)
  from Operations                    2.23     2.47     2.89    (0.06)         2.37      2.58       0.08
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income             (0.14)   (0.15)   (0.15)   (0.06)        (0.28)    (0.22)        --
  Net realized gains                (0.70)   (0.18)   (0.20)   (0.14)        (0.70)    (0.18)        --
-------------------------------------------------------------------------------------------------------
Total Distributions                 (0.84)   (0.33)   (0.35)   (0.20)        (0.98)    (0.40)        --
-------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Year                      $15.72   $14.33   $12.19   $ 9.65      $  15.73   $ 14.34     $12.16
-------------------------------------------------------------------------------------------------------
Total Return                        15.65%   20.43%   30.23%   (0.58)%++     16.76%    21.48%      N/A*
-------------------------------------------------------------------------------------------------------
Net Assets,
  End of Year (000s)               $5,007   $2,958   $  961   $   85      $119,258   $78,192     $    5
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                           1.57%    1.61%    1.62%    1.83%+        0.69%     0.73%      N/A*
  Net investment income              0.86     0.94     1.11     1.44+         1.73      1.73       N/A*
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                17%       9%      15%     127%           17%        9%        15%
=======================================================================================================
Average commissions per share
  paid on equity transactions(4)   $ 0.06   $ 0.06   $ 0.06       --      $   0.06   $  0.06     $ 0.06
=======================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   For the period from August 15, 1994 (inception date) to January 31, 1995.
(3)   Inception date is January 31, 1996.
(4) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
*     Information is not meaningful since the class only was open for 1 day.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------

      INVESTMENT OBJECTIVE


      The investment objective of the Fund is to seek long-term capital growth. The Fund's investment objective may be changed only with the approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved.

      The Fund attempts to achieve its investment objective by investing, under normal market conditions, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment. In selecting the Fund's equity investments, MMC seeks to identify companies that exhibit growth and/or value characteristics. When selecting stocks with growth potential, MMC will evaluate the specific financial characteristics of the issuer such as historical and forecasted earnings growth, sales growth, profitability and return on equity. When selecting stocks with value characteristics, MMC will typically be looking at companies that are perhaps growing more slowly but whose valuation may be below average relative to earnings and/or assets.

      The Fund will normally invest in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds and depository receipts for those securities. The Fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations and in cash to provide for payment of the Fund's expenses and to meet redemption requests. It is the policy of the Fund to be as fully invested in equity securities as practicable at all times. The Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

      Consistent with its investment objective and policies described above, the Fund may invest 20% of its assets in the securities of foreign issuers, including direct investments and investments made through American Depository Receipts or European Depository Receipts. The Fund may also invest in real estate investment trusts, lend portfolio securities, enter into interest rate and stock-index futures and related options, purchase or sell securities on a when-issued or delayed delivery basis and write covered options.


      ADDITIONAL INVESTMENTS


      Money Market Instruments. Short-term instruments in which the Fund may invest include securities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


associations and similar institutions); commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group ("S&P") or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or the equivalent from another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Trust's Board of Trustees. The NRSROs currently designated as such by the SEC are S&P, Moody's, Fitch IBCA, Duff & Phelps Credit Rating Co. and Thomson BankWatch. A more detailed discussion of the ratings of NRSROs is contained in the Statement of Additional Information.


      U.S. Government Securities. The U.S. government securities in which the Fund may invest include: direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan Banks); and securities that are supported only by the credit of the instrumentality (such as bonds issued by Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation). Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.


      INVESTMENT STRATEGIES AND TECHNIQUES


      In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies and techniques set forth below. The Fund is under no obligation to use any of the strategies or techniques at any given time or under any particular economic condition. More detailed information concerning these strategies and techniques and their related risks is contained in the Statement of Additional Information.

      Repurchase Agreements. The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than seven days), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


The value of the underlying securities will be monitored on an ongoing basis by MMC to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert these rights. MMC, acting under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or obligations of the United States government or its agencies and instrumentalities ("U.S. government securities") which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Fund to be of good standing and will not be made unless, in the judgment of the Fund, the consideration to be earned from such loans would justify the risk.

      Futures and Options on Futures. When deemed advisable by MMC, the Fund may enter into interest rate futures contracts, stock index futures contracts and related options that are traded on a domestic exchange or board of trade. These transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates, market conditions and currency values, as the case may be. Stock index futures contracts may also be used to maintain the Fund's desired equity exposure, in lieu of direct stock purchases. All futures and options contracts will be entered into only when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund.


      An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Similarly, a foreign currency futures contract provides for the future sale by one party and the purchase by another party of a certain amount of a particular currency at a specified

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

price, date, time and place. Stock index futures contracts are based on indexes that reflect the market value of common stock of the companies included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally entered into. An option on an interest rate, stock index or currency futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time prior to the expiration date of the option.

      The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, index or currency, on the one hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time.

      With respect to long positions in futures or options on futures, the Fund will set aside cash, short-term U.S. debt obligations or other U.S. dollar denominated high quality short-term money market instruments in an amount equal to the underlying commodity value of those positions.


      When-Issued Securities and Delayed-Delivery Transactions. The Fund may purchase and sell securities on a when-issued basis, which calls for the purchase (or sale) of securities at an agreed-upon price on a specified future date. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the returns obtained on such securities may be higher or lower than the returns available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish a segregated account consisting of cash, debt securities of any grade or equity securities, having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined by MMC to be liquid and unencumbered, and are marked to market daily pursuant to guidelines established by the Trustees ("eligible segregated assets"). Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. The Fund will not accrue income with respect to a when-issued security prior to its stated delivery date.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      Covered Option Writing. The Fund may write put and call options on securities. The Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Fund has the right to compel the Fund to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

      Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security plus the premium received for writing the option and its market value at the time of the option exercise. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the difference between the security's market value at the time of the option exercise less the premium received for writing the option and the Fund's acquisition cost of the security.

      The Fund will write only covered options. Accordingly, whenever the Fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Fund will either (a) deposit with PNC Bank, National Association ("PNC"), the Trust's custodian, in a segregated account, eligible segregated assets having a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund) or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with PNC in a segregated account).

      The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund ordinarily will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

      The staff of the SEC considers most over-the-counter options to be illiquid. The ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

      Reverse Repurchase Agreements. In order to generate additional income, the Fund may engage in reverse repurchase agreement transactions with banks, broker-dealers and other financial intermediaries. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Fund would assume the role of seller/borrower in the transaction. The Fund will maintain segregated accounts with PNC consisting of U.S. government securities, cash or money market instruments that at all time are in an amount equal to their obligations under reverse repurchase agreements. The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities.

      RISK FACTORS AND SPECIAL CONSIDERATIONS

      Investing in the Fund involves special considerations, such as those described below:

      Foreign Securities. There are certain risks involved in investing in securities of companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economical developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.


      Year 2000. The investment management services provided to the Fund by MMC and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

      CERTAIN INVESTMENT GUIDELINES


      Up to 15% of the assets of the Fund may be invested in securities and other instruments that are illiquid ("illiquid securities"), although the Fund has no present intention to invest more than 10% of its assets in the aggregate in illiquid securities, including (a) repurchase agreements with maturities greater than seven days, (b) futures contracts and options thereon for which a liquid secondary market does not exist, (c) time deposits maturing in more than seven calendar days and (d) securities of new and early stage companies whose securities are not publicly traded. In addition, the Fund may invest up to 5% of its assets in the securities of issuers that have been in continuous operation for less than three years.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


      PORTFOLIO TRANSACTIONS AND TURNOVER


      Securities held by the Fund ordinarily are purchased from and sold to parties acting as either principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensation to the dealer acting as principal. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.


      Transactions on behalf of the Fund are allocated to various brokers and dealers by MMC in its best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, brokers and dealers, including Smith Barney, may be selected for research, statistical or other services to enable MMC to supplement its own research and analysis with the views and information of other securities firms. The Fund may, from time to time, in accordance with an exemptive order granted by the SEC, enter into principal transactions involving certain money market instruments with Smith Barney and certain Smith Barney affiliated dealers.

      The Fund cannot accurately predict its portfolio turnover rate, but anticipates that its annual turnover will not exceed 100%. An annual turnover rate of 100% would occur if all of the securities held by the Fund were replaced once during a period of one year. MMC will not consider turnover rate a limiting factor in making investment decisions consistent with the Fund's investment objective and policies.


--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

      Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Trust's Board of Trustees. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such

--------------------------------------------------------------------------------
Valuation of Shares (continued)
--------------------------------------------------------------------------------


value, then the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Trustees or their delegates. A security that is traded primarily on a domestic or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Debt securities (other than U.S. government securities and short-term obligations) are valued by MMC after consultation with independent pricing services approved by the Trustees. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost (which involves valuing an investment instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument) whenever the Trustees determine that amortized cost reflects fair value of those investments. An option written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. Short sales of securities, which are not traded on a national securities exchange, are valued at the last asked price. Alternatively, long positions are valued at the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. In such event, the futures contract will be valued at a fair market price as determined by or under the direction of the Board of Trustees. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.


--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------


      DIVIDENDS AND DISTRIBUTIONS

      The Fund's policy is to declare and pay quarterly dividends from its net investment income. Dividends from net realized capital gains, if any, will be distributed annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, dividends and capital gain distributions will be automatically reinvested in additional same Class shares at net asset value, with no additional sales charge or CDSC. A shareholder may change the option at any time by notifying his or her

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------


Smith Barney Financial Consultant. Shareholders whose accounts are held directly by First Data should notify First Data in writing requesting a change to the reinvest option.

      The per share amounts of dividends from net investment income on Classes B and C may be lower than that of Classes A and Y, mainly as a result of the distribution fees applicable to Class B and C shares. Similarly, the per share amounts of dividends from net investment income on Class A shares may be lower than that of Class Y, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same amount across all Classes of Fund shares (A, B, C and Y).

      TAXES

      The following is a summary of the material federal tax considerations affecting the Fund and Fund shareholders. Please refer to the Statement of Additional Information for further discussion. In addition to the considerations described below and in the Statement of Additional Information, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

      The Fund will be treated as a separate entity of the Trust for Federal Income Tax purposes. The Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best interests of its shareholders, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is distributed to shareholders.

      Dividends paid from net investment income and net realized short-term securities gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

      Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

      A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------


loss depending on the length of time the shares had been owned at disposition. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

      The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholder's federal income tax return.


--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------

      GENERAL


      The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but with higher ongoing expenses and a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC, and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summary - Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.


      Purchases of shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.


      Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a self-employed retirement plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan, on a monthly basis the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B, and Class Cshares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares, for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds or other Funds affiliated with Travelers and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Trust's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.


      Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day on which the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers, prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business (the "trade date"). For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

      SYSTEMATIC INVESTMENT PLAN

      Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

      INITIAL SALES CHARGE ALTERNATIVE - CLASS A SHARES

      The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                        Sales Charge as     Sales Charge as       Dealers
                             % of             % of Amount      Reallowance as
Amount of Investment    Offering Price         Invested     % of Offering Price
--------------------------------------------------------------------------------
Less than $25,000             5.00%              5.26%             4.50%
$25,000-$49,999               4.00               4.17              3.60
$50,000-$99,999               3.50               3.63              3.15
$100,000-$249,999             3.00               3.09              2.70
$250,000-$499,999             2.00               2.04              1.80
$500,000 and more              *                  *                 *
================================================================================

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

      Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

      The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

      INITIAL SALES CHARGE WAIVERS


      Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and any of the Smith Barney Mutual
Funds or other Travelers -affiliated funds(including retired Board Members and employees); the immediate families of
such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons
and (ii)employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase. (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) direct rollovers by plan participants from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k)plan enrolled in the Smith Barney 401(k) Program (Note:subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts;
(h) purchases by investors participating in a Smith Barney fee-based arrangement; and (i) purchases of Class A shares of the Fund by Section 403(b) or 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchaser would qualify for the elimination of the sales charge.


      RIGHT OF ACCUMULATION

      Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

      GROUP PURCHASES

      Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative - Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------


sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailing members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.


      LETTER OF INTENT

      Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.


      Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 of Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the same Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or First Data for further information.


      DEFERRED SALES CHARGE ALTERNATIVES

      "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

      Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

      Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See "Purchase of Shares - Smith Barney 401(k) and Exec Choice(TM) Programs."

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

            Year Since Purchase
            Payment was Made                                      CDSC
--------------------------------------------------------------------------------
            First                                                 5.00%
            Second                                                4.00
            Third                                                 3.00
            Fourth                                                2.00
            Fifth                                                 1.00
            Sixth and thereafter                                  0.00
--------------------------------------------------------------------------------


      Class B shares automatically will convert to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

      In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distribution and finally of other shares held by the shareholders for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.


      To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired five additional shares through dividend reinvestment. During the 15th month after the purchase, the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

      WAIVERS OF CDSC

      The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1% per month of the value of the shareholder's shares at the time the withdrawal plan commences

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

(see "Automatic Cash Withdrawal Plan") provided, however, that automatic cash withdrawals in amounts equal to or less than 2% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994; (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

      CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

      SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

      Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

      The Fund offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

      Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

      Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

      401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Participating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

opportunity to exchange all of its Class C shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

      401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

      Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

      Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

      Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Fund are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

      At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares -- Deferred Sales Charge Alternatives."

      No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

      The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 591/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

      Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

      FUND NAME


      Growth Funds

      Concert Peachtree Growth Fund
      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Contrarian Fund
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Large Capitalization Growth Fund
      Smith Barney Natural Resources Fund
      Smith Barney Small Cap Blend Fund, Inc.
      Smith Barney Special Equities Fund


      Growth and Income Funds


      Concert Social Awareness Fund
      Smith Barney Balanced Fund
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc.-- Large Cap Value Fund
      Smith Barney Premium Total Return Fund

      Taxable Fixed-Income Funds

    * Smith Barney Adjustable Rate Government Income Fund
      Smith Barney Diversified Strategic Income Fund
    + Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Fund
      Smith Barney Funds, Inc.--U.S. Government Securities Fund
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.
      Smith Barney Total Return Bond Fund

      Tax-Exempt Funds


      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
   ** Smith Barney Intermediate Maturity California Municipals Fund ** Smith Barney Intermediate Maturity New York Municipals Fund
      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund
      Smith Barney Muni Funds--Florida Portfolio
      Smith Barney Muni Funds--Georgia Portfolio
   ** Smith Barney Muni Funds--Limited Term Portfolio
      Smith Barney Muni Funds--New York Portfolio
      Smith Barney Muni Funds--Pennsylvania Portfolio
      Smith Barney Municipal High Income Fund

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

      Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund

      Global-International Funds

      Smith Barney Hansberger Global Small Cap Value Fund
      Smith Barney Hansberger Global Value Fund
      Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio
      Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio


      Smith Barney Concert Allocation Series, Inc.


      Smith Barney Concert Allocation Series, Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series, Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series, Inc. -- Global Portfolio
      Smith Barney Concert Allocation Series, Inc. -- Growth Portfolio
      Smith Barney Concert Allocation Series, Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series, Inc. -- Income Portfolio


      Money Market Funds

   ++ Smith Barney Exchange Reserve Fund
  +++ Smith Barney Money Funds, Inc.--Cash Portfolio
  +++ Smith Barney Money Funds, Inc.--Government Portfolio
  *** Smith Barney Money Funds, Inc.--Retirement Portfolio
    + Smith Barney Municipal Money Market Fund, Inc.
    + Smith Barney Muni Funds -- California Money Market Portfolio
    + Smith Barney Muni Funds -- New York Money Market Portfolio
--------------------------------------------------------------------------------
    * Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
   ** Available for exchange with Class A, Class C and Class Y shares of the
      Fund.
  *** Available for exchange with Class A shares of the Fund.
    + Available for exchange with Class A and Class Y shares of the Fund.
   ++ Available for exchange with Class B and Class C shares of the Fund.
  +++ Available for exchange with Class A and Class Y shares of the Fund. In addition, participating plans opened prior to June 21, 1996 and investing in Class C shares may exchange Fund shares for Class C shares of this fund.

      Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

      Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

      Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.


      Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. MMC may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, MMC will notify Smith Barney, and the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would expect to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.


--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------


      The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.


      If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.


      Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


      Smith Barney Large Cap Blend Fund
      Class A, B, C or Y (please specify)
      c/o First Data Investor Services Group, Inc.
      P.O. Box 5128
      Westborough, Massachusetts 01581-5128

      A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

      AUTOMATIC CASH WITHDRAWAL PLAN


      The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

      TELEPHONE REDEMPTION AND EXCHANGE PROGRAM


      Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-331-1710. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemption on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)


      Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-331-1710. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern Standard time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued are not permitted under this program.


      A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.


      Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-331-1710 between 9:00 a.m. and 4:00 p.m. (Eastern Standard time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.


      Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------


      The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size). The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.


--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

      TOTAL RETURN

      From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the

--------------------------------------------------------------------------------
Performance (continued)
--------------------------------------------------------------------------------

initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied by nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

--------------------------------------------------------------------------------
Management of the Trust and the Fund
--------------------------------------------------------------------------------

      BOARD OF TRUSTEES

      Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Trust's distributor, custodian and transfer agent and the Fund's investment adviser and administrator. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee of the Trust and the executive officers of the Fund.


      INVESTMENT ADVISER - MMC

      MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser pursuant to a transfer of the investment advisory agreement entered into by MMC and the Fund. MMC renders investment advice to investment companies that had aggregate assets under management as of April 30, 1998 of approximately $99.3 billion.

      Subject to the supervision and direction of the Trust's Board of Trustees, MMC manages the Fund's portfolio in accordance with the Fund's investment objective

--------------------------------------------------------------------------------
Management of the Trust and the Fund (continued)
--------------------------------------------------------------------------------


and policies and makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays MMC a fee at the annual rate of .45% of the value of the Fund's average daily net assets.


      PORTFOLIO MANAGEMENT

      R. Jay Gerken, Managing Director of Smith Barney, has served as Investment Officer of the Fund since it commenced operations and manages the day-to-day operations of the Fund, including making all investment decisions.


      Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended January 31, 1998 is included in the Annual Report dated January 31, 1998. A copy of the Annual
 Report
may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.


     ADMINISTRATOR


     MMC also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered, the Fund pays MMC a fee at an annual rate of .20% of the value of the Fund's average daily net assets.

     On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of Travelers and Citicorp. Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Holding Company Act of 1956 (the "BCHA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BCHA and the Glass-Steagall Act are still under review, MMC does not believe that its compliance with applicable laws
following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.


--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------

      Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such

--------------------------------------------------------------------------------
Distributor (continued)
--------------------------------------------------------------------------------

conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the value of the average daily net assets of the respective Class. Smith Barney is also paid an annual distribution fee with respect to Class B and Class C shares at the annual rate of 0.50% of the value of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sale promotion expenses.

      The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

      Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

      The Trust was organized on January 8, 1986 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Trust offers shares of beneficial interest of separate funds with a par value of $.001 per share. The Fund offers shares of beneficial interest currently classified into four Classes - A, B, C and Y. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the

--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------

Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

      The Trust does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shareholders of record owning no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.

      When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust vote by individual fund on all matters except (a) matters affecting only the interests of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote or (b) when the 1940 Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except for matters affecting the interests of one Class of shares.

      PNC is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as custodian of the Fund's investments.

      First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Trust's transfer agent.

      The Trust sends shareholders of the Fund a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Trust plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact a Smith Barney Financial Consultant or First Data.

Smith Barney
EQUITY FUNDS

388 Greenwich Street
New York, New York 10013
800-451-2010
STATEMENT OF ADDITIONAL INFORMATION		May 29, 1998


	This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses, dated May 29, 1998, as amended or supplemented from time to time, of Smith Barney
Large Cap Blend Fund ("Large Cap Blend Fund")
(formerly the Smith Barney Growth and Income Fund) and
Concert Social Awareness Fund ("Social Awareness
Fund") (Large Cap Blend Fund and Social Awareness Fund each a "Fund" and collectively, the "Funds"). Each
Fund is a series of Smith Barney Equity Funds (the
"Trust"). This Statement of Additional Information should be read in conjunction with the Fund's
Prospectuses. The Prospectuses may be obtained from a Smith Barney Financial Consultant, a PFS Investments
Inc. Registered Representative or by writing or calling the Trust at the address or telephone number set forth above. This Statement of Additional
Information, although not in itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.

CONTENTS

	For ease of reference, the same section headings are used in the Prospectuses and in this Statement of Additional Information, except where shown below:

Management of the Trust
2
Investment Objectives and Management Policies
5
Purchase of Shares
14
Redemption of Shares
15
Distributor
16
Valuation of Shares
18
Exchange Privilege
18
Performance Data (See in Prospectus "Performance")
19
Taxes (See in Prospectus "Dividends, Distributions and
Taxes")
22
Additional Information
25
Financial Statements
26
Appendix
A-1

MANAGEMENT OF THE TRUST

The executive officers of the Trust are employees of certain of the organizations that provide services to the Trust. These organizations are the following:

Name

Service

Smith Barney Inc.
("Smith Barney")

Distributor of each Fund
PFS Distributors Inc. (PFS)
Co-Distributor of the Social Awareness Fund
Mutual Management Corp. ("MMC")
(formerly Smith Barney Mutual Funds Management Inc.)


Investment Adviser and Administrator of Large Cap
Blend Fund and Administrator of the Social Awareness
Fund
Smith Barney Strategy Advisers Inc.
("Strategy Advisers")

Investment Adviser of Social Awareness Fund
PNC Bank, National Association
("PNC")

Custodian
First Data Investor Services Group, Inc.
("First Data")

Transfer Agent

	These organizations and the services they perform for the Trust and the Funds are discussed in the Prospectuses and in this Statement of Additional
Information.

Trustees and Executive Officers of The Trust

The names of the Trustees and the executive officers of the Trust, together with information as to their principal business occupations, are set forth below.
Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Lee Abraham, Trustee (Age 68). Retired; formerly
Chairman and Chief Executive Officer of Associated
Merchandising Corporation, a major retail merchandising and sourcing organization. His address is 35 Old Forge Road, Wilton, Connecticut 06897.

Allan J. Bloostein, Trustee (Age 66). Consultant;
formerly Vice Chairman of the Board of and Consultant to The May Department Stores Company; Director of
Crystal Brands, Inc., Melville Corp. and R.G. Barry
Corp. His address is 27 West 67th Street, New York,
New York 10023.

Richard E. Hanson, Jr., Trustee (Age 56). Head of
School, The New Atlanta Jewish Community High School,
Atlanta Georgia; prior to July 1,1994, Headmaster,
Lawrence County Day School-Woodmere Academy, Woodmere,
New York; prior to July 1, 1990, Headmaster of the
Woodmere Academy. His address is 2865 Lenox Road,
N.E., Apt. 507, Atlanta, GA 30324-2855.

*Heath B. McLendon, Chairman of the Board and
Investment Officer (Age 64). Managing Director of
Smith Barney and Chairman of the Board of Strategy
Advisers; prior to July 1993, Senior Executive Vice
President of Shearson Lehman Brothers Inc. ("Shearson
Lehman Brothers"); Vice Chairman of Shearson Asset
Management, a Director of PanAgora Asset Management,
Inc. and PanAgora Asset Management Limited. Mr.
McLendon also serves as Chairman of the Board of 42 other mutual funds of the Smith Barney Mutual Funds.
His address is 388 Greenwich Street, New York, New
York 10013.



R. Jay Gerken, Investment Officer (Age 44). Managing
Director of Smith Barney; prior to July 1993 Managing
Director of Shearson Lehman Advisors. His address is
388 Greenwich Street, New York, New York 10013.

Robert  J. Brady, Investment Officer (Age 57).
Managing Director of Smith Barney. Mr. Brady was previously Director of Investment Strategy at EF
Hutton and Special Situations Analyst for Forbes Inc.
His address is 388 Greenwich Street, New York, New
York  10013.

Ellen S. Cammer, Investment Officer (Age 42). Managing
Director of Smith Barney. Her address is 388 Greenwich
Street, New York, New York 10013.

Lewis E. Daidone, Senior Vice President and Treasurer
(Age 40). Managing Director of Smith Barney; Director and Senior Vice President of MMC. Mr. Daidone also serves as Senior Vice President and Treasurer of 42 other funds of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York
10013.

Christina T. Sydor, Secretary (Age 47). Managing
Director of Smith Barney; General Counsel and
Secretary of MMC. Ms. Sydor also serves as Secretary of 42 other funds of the Smith Barney Mutual Funds.
Her address is 388 Greenwich Street, New York, New
York 10013.

	As of January 31, 1998, the Trust's Trustees and officers of the Funds as a group owned less than 1.00% of the outstanding shares of the Trust.

As of May 19, 1998 to the knowledge of the Funds and the Board of Trustees, no single shareholder or group
(as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the Fund with the exception of the following:

FUND
CLASS
PERCENT
NAME
ADDRESS
Large Cap Blend Fund
Y
54.2576
Smith Barney
Concert Series, Inc.
Growth Portfolio, PNC Bank NA
ATTN: Beverly Timson
200 Stevens Drive Suite 440
Lester PA 19113
Large Cap Blend Fund
Y
21.9859
Smith Barney
Concert Series, Inc.
High Growth Port, PNC Bank NA
ATTN: Beverly Timson
200 Stevens Drive Suite 440
Lester PA 19113
Large Cap Blend Fund
Y
15.5520
Smith Barney
Concert Series, Inc.
Balanced Portfolio, PNC Bank NA
ATTN: Beverly Timson
200 Stevens Drive Suite 440
Lester PA 19113

	No officer, director or employee of Smith
Barney, or of any parent or subsidiary receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an officer, director or employee of Smith
Barney or any of its affiliates a fee of $6,000 per annum plus $1,000 per meeting attended and reimburses each Trustee for travel and out-of-pocket expenses.
For the fiscal year ended January 31, 1998, such expenses totaled $4,496.


	For the fiscal year ended January 31, 1998, the Trustees of the Trust were paid the following compensation:






Director*



Aggregate Compensation
 From the Fund**


Pension Or Retirement Benefits
Accrued As Part of the Fund Expenses

Aggregate Compensation
From the Smith Barney Mutual Funds
Lee Abraham (2)
$9,200
$0
$38,650
Allan Bloostein (8)
11,200
0
85,850
Richard Hanson Jr. (2)
11,200
0
47,350
Heath B. McLendon (42)
---
0
---

*	Total number of Funds for which Trustee serves
within Fund complex.
**	The aggregate remuneration paid to the Trustees by
the Trust for the fiscal year ended January 31, 1998, which includes reimbursement for travel and out-of-pocket expenses.
Upon attainment of age 80, Trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Trust's Trustees together with reasonable out-of-pocket expenses for each meeting attended.

Investment Advisers and Administrator

MMC serves as investment adviser to Large Cap Blend
Fund pursuant to a transfer of the investment advisory agreement effective November 7, 1994 (the "Smith
Barney Growth and Income Fund Advisory Agreement"), from its affiliate, Mutual Management Corp. Mutual
Management Corp. and MMC are both wholly owned subsidiaries of Salomon Smith Barney Holdings Inc.
("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). The
Growth and Income Advisory Agreement was most recently approved on August 6, 1997. The services provided by MMC under the Advisory Agreements are described in the Prospectuses under "Management of the Trust and the Fund."

	MMC bears all expenses in connection with the performance of its services and pays the salary of any officer and employee who is employed by both it and the Trust. As compensation for investment advisory services rendered to Large Cap Blend Fund, the Fund pays a fee computed daily and paid monthly at the annual rate of 0.45% of the value of the average daily net assets of the Fund.

	MMC also serves as administrator to the Funds pursuant to written agreements (each an "Administration Agreement") dated August 31, 1996 which was most recently approved on August 6, 1997.
For administration services rendered, the Funds  pay
MMC a fee at the annual rate of 0.20% of the value of the respective Funds' average daily net assets.

	Certain of the services provided to the Funds by MMC are described in the Prospectuses under "Management of the Trust and the Fund." In addition to those services, MMC pays the salaries of all officers and employees who are employed by MMC and the Fund, maintains office facilities for each Fund, furnishes each Fund with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Funds, prepares reports to the Funds' shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. MMC bears all expenses in connection with the performance of its services.

	Strategy Advisers serves as investment adviser to Social Awareness Fund pursuant to a written agreement (the "Social Awareness Advisory Agreement"), dated August 31, 1996. Strategy Advisers is a wholly owned subsidiary of Holdings. Certain of the services provided by Strategy Advisers under the Strategy
Advisory Agreement are described in the Prospectus under "Management of the Trust and the Fund." As compensation for Strategy Advisers' services rendered to Social Awareness Fund, the Fund pays a fee computed daily and paid monthly at the annual rate of 0.55% of the value of the Fund's average daily net assets.

	Each of MMC and Strategy Advisers (each, an
"Adviser" and collectively, the "Advisers") pays the salaries of all officers and employees who are employed by both it and the Trust, and maintains office facilities for the Funds. Each of the service providers also bears all expenses in connection with the performance of its services under its agreement relating to a Fund.

	For the fiscal years ended January 31, 1996, 1997 and 1998, the Funds paid investment advisory and/or administration fees to their respective
Advisers and the administrator as follows:

Large Cap Blend Fund
1996
1997
1998
Investment Advisory fees
$918,110
$1,256,354
$1,796,197
Administration fees
 408,049
 558,380
 798,309

Social Awareness  Fund
1996
1997
1998
Investment Advisory fees
$2,095,050
$2,146,284
$2,036,365
Administration fees
  761,836
  780,467
 740,496


	Each Adviser and the administrator has agreed that if in any fiscal year the aggregate expenses of the Fund it serves (including fees payable pursuant to its agreement with respect to the Fund, but excluding interest, taxes, brokerage, fees paid pursuant to the Trust's services and distribution plan, and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, the Adviser and administrator, to the extent required by state law, will reduce their fees to the Fund by the amount of such excess expense, such amount to be allocated between them in the same proportion as their respective fees bear to the combined fees for investment advice and administration. Such fee reduction, if any, will be estimated and reconciled on a monthly basis. The most restrictive state expense limitation currently applicable to any Fund requires a reduction of fees in any year that such expenses exceed 2.50% of the Fund's first $30 million of average net assets, 2.00% of the next $70 million of average net assets and 1.50% of the remaining average net assets.

Counsel and Auditors

	Willkie Farr & Gallagher LLP, serves as legal counsel to the Trust. Stroock & Stroock & Lavan LLP serves as counsel to the Independent Trustees of the Funds.

	KPMG Peat Marwick LLP, 345 Park Avenue, New
York, New York 10154, has been selected as the Trust's independent auditor to examine and report on the Trust's financial statements and financial highlights for the fiscal year ending January 31, 1999.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

	The Prospectuses discuss the investment
objectives of the Funds and the policies employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies the Funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the Funds will be achieved.

	United States Government Securities.  United
States government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. government securities").
Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.

	U.S. government securities include not only direct obligations of the United States Treasury, but also include securities issued or guaranteed by the Federal Housing Administration, Federal Financing
Bank, Export-Import Bank of the United States, Small
Business Administration, Government National Mortgage
Association, General Services Administration, Federal
Home Loan Banks, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association,
Maritime Administration, Resolution Trust Corporation,
Tennessee Valley Authority, District of Columbia
Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Fund's Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

	Venture Capital Investments (Social Awareness
Fund). Social Awareness Fund may invest up to 5% of its total assets in venture capital investments, that is, new and early stage companies whose securities are not publicly traded. Venture capital investments may present significant opportunities for capital appreciation but involve a high degree of business and financial risk that can result in substantial losses.
The disposition of U.S. venture capital investments, which may include limited partnership interests, normally would be restricted under Federal securities laws. Generally, restricted securities may be sold only in privately negotiated transactions or in public offerings registered under the Securities Act of 1933, as amended. The Fund also may be subject to restrictions contained in the securities laws of other countries in disposing of portfolio securities. As a result of these restrictions, the Fund may be unable to dispose of such investments at times when disposal is deemed appropriate due to investment or liquidity considerations; alternatively, the Fund may be forced to dispose of such investments at less than fair market value. Where registration is required, the Fund may be obligated to pay part or all of the expenses of such registration.

	Lending of Portfolio Securities. Consistent with applicable regulatory requirements each Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. A Fund will not lend portfolio securities to Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in a segregated account in an amount equal to 100% of the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

	By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A Fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower;
(b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan;
and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each Fund's Adviser to be of good standing and will not be made unless, in its judgment, the consideration to be earned from such loans would justify the risk.

	Options on Securities. The Funds may write covered call options and enter into closing transactions with respect thereto. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

	Options written by the Funds normally will have expiration dates between one and nine months from the date they are written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the market values of the underlying securities at the times the options are written. A Fund may write (a) in-the-money call options when its Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

	So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing
Corporation") and of the domestic securities exchange on which the option is written.

	An option position may be closed out only where there exists a secondary market for an option of the same series on a securities exchange or in the over-the-counter market. Social Awareness Fund expects to write options only on domestic securities exchanges. A
Fund may realize a profit or loss upon entering into a closing transaction. In cases in which a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.

	Although Social Awareness Fund generally will write only those options for which the Fund's Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and the domestic securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

	Securities exchanges have established
limitations governing the maximum number of calls and puts of each class that may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different national securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds and other clients of their respective Advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

	In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice.
In these instances, a Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying securities an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expense in connection with any such purchase or borrowing.

	Money Market Instruments. Subject to the restrictions noted in the Prospectuses, the money market instruments in which the Funds may invest are:
U.S. government securities; certificates of deposit
("CDs"), time deposits ("TDs") and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

	Bank Obligations.  CDs are short-term,
negotiable obligations of commercial banks; TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.
Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal
Reserve System and to be insured by the Federal
Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC
(although such insurance may not be of material benefit to a Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

	Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulations. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.
CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

	Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office.
A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve
System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State
Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

	In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, each Fund's Adviser will carefully evaluate such investments on a case-by-case basis. Savings and loan associations, the CDs of which may be purchased by the Funds, are supervised by the Office of Thrift
Supervision and are insured by the Savings Association and Insurance Fund. As a result, such savings and loan associations are subject to regulation and examination.

	Commercial Paper. Commercial paper is a short-term, unsecured negotiable promissory note of a domestic or foreign company. A Fund may invest in short-term debt obligations of issuers that at the time of purchase are rated A-2, A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P") or Prime-2 or
Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are issued by companies having an outstanding unsecured debt issue currently rated within the two highest ratings of S&P or Moody's. A discussion of S&P and Moody's rating categories appears in the Appendix to this Statement of Additional Information.

	A Fund also may invest in variable rate master demand notes, which typically are issued by large corporate borrowers providing for variable amounts of principal indebtedness and periodic adjustments in the interest rate according to the terms of the instrument. Demand notes are direct lending arrangements between the Fund and an issuer, and are not normally traded in a secondary market. A Fund, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those set forth above for issuers of commercial paper. Each Fund's Adviser will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand.

	Convertible Securities. The Funds may invest in convertible securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and thus may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

	As fixed-income securities, convertible
securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations.
Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

	Convertible securities generally are
subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

	Preferred Stock. The Funds may invest in preferred stocks. Preferred stocks, like debt obligations, are generally fixed-income securities.
Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common stockholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and for that reason preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

	American, European, Global and Continental
Depository Receipts.  The assets of Social Awareness
Fund and the Growth Fund may be invested in the securities of foreign issuers in the form of American
Depository Receipts ("ADRs"), European Depository
Receipts ("EDRs") and Global Depository Receipts
("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are U.S.
dollar-denominated receipts typically issued by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets.

Investment Restrictions

The Trust has adopted the following investment restrictions for the protection of shareholders.
Restrictions 1 through 6 below have been adopted by the Trust with respect to each Fund as fundamental policies. Under the 1940 Act, a fundamental policy of a Fund may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the Fund. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment restrictions
7 through 14 may be changed by vote of a majority of the Trust's Board of Trustees at any time.

	The investment policies adopted by the Trust prohibit a Fund from:

1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2. Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency
(not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

4. Make loans.  This restriction does not apply to:
(a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities
Act of 1933, as amended, in disposing of portfolio securities.

7. Purchasing securities on margin. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by any Fund permitted to engage in transactions in futures contracts or related options.

8. Making short sales of securities or maintaining a short position.

9. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered call options and (b) collateral arrangements with respect to (i) the purchase and sale of options on stock indices and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

10. Investing in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that invest in or sponsor those programs.

11. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Social Awareness Fund may write covered call options.

12. Purchasing illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 15% of the total assets of the Fund would be invested in such securities.

13. Making investments for the purpose of exercising control or management.

14. Purchasing or retaining securities of any company if, to the knowledge of the Trust, any of a Fund's officers or Trustees of the Trust or any officer or director of an Adviser individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

	The Trust may make commitments more restrictive than the restrictions listed above with respect to a Fund so as to permit the sale of shares of the Fund in certain states. Should the Trust determine that any such commitment is no longer in the best interests of a Fund and its shareholders, the Trust will revoke the commitment by terminating the sale of shares of the Fund in the relevant state. The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.

Portfolio Turnover

The Funds do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider turnover rate a limiting factor in making investment decisions.

	Under certain market conditions, a Fund may experience increased portfolio turnover as a result of its options activities. For instance, the exercise of a substantial number of options written by a Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. In addition, Social
Awareness Fund may experience increased portfolio turnover as a result of the asset allocation strategy that it employs and the Large Cap Blend Fund's disciplined sell strategy may result in an increased portfolio turnover. The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities.
Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

	For the fiscal years ended January 31, 1997 and 1998, the portfolio turnover rates of the Funds were as follows:

Fund
1997
1998
Social Awareness Fund
68%
62%
Large Cap Blend Fund
 9
17

Portfolio Transactions

	Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or in the over-the-counter market, will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. Decisions to buy and sell securities for a Fund are made by its Adviser, which also is responsible for placing these transactions, subject to the overall review of the Trust's Trustees.

	Although investment decisions for each Fund are made independently from those of the other accounts managed by its Adviser, investments of the type the Fund may make also may be made by those other accounts. When a Fund and one or more other accounts managed by its Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund.

	Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed.
There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S.
government securities are generally purchased from underwriters or dealers, although certain newly issued
U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality, respectively.

	The following table sets forth certain
information regarding the payment of brokerage commissions by the Social Awareness Fund and the Large
Cap Blend Fund:


Fiscal Year Ended January 31
Social Awareness Fund

Large Cap Blend Fund

Total Brokerage Commissions
1996
	$232,581
	$95,978

1997
	215,689
	$130,854

1998
	218,633
	$169,715

Commissions paid to Smith Barney
1996
	$16,210
	$3,690

1997
	6,276
	8,046

1998
	7,578
	1,500
% of Total Brokerage Commissions paid to Smith Barney

1998

	3.47%

	0.88%
% of Total Transactions involving Commissions paid to Smith Barney

1998

	2.85%

	1.29%

	The total brokerage commissions paid by the Funds for each fiscal year vary primarily due to increases or decreases in the Funds' volume of securities transactions on which brokerage commissions are charged.

	In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, the Fund's
Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, each Adviser will consider the factors the Adviser deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and the execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement between the Trust and an Adviser relating to a Fund authorizes the Adviser, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities
Exchange Act of 1934) provided to the Fund, the other
Funds and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The fees under the advisory agreements relating to the Funds between the Trust and the Advisers are not reduced by reason of their receiving such brokerage and research services. The Trust's Board of Trustees periodically will review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Funds.

	To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Trustees has determined that transactions for a Fund may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of the Fund's Adviser, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Smith Barney may directly execute such transactions for the Funds on the floor of any national securities exchange, provided (a) the Board of Trustees has expressly authorized Smith Barney to effect such transactions, and (b) Smith Barney annually advises the Trust of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

	The Funds will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by the SEC.

PURCHASE OF SHARES

Volume Discounts

	The schedule of sales charges on Class A shares described in the Prospectuses applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940
Act; (e) Tax-Exempt organizations enumerated in
Section 501(c)(3) or (13) of the Code; and (f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of a Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith
Barney Financial Consultant.

Combined Right of Accumulation

	Reduced sales charges, in accordance with the schedules in the Prospectuses, apply to any purchase of Class A shares if the aggregate investment in Class
A shares of any Fund and in Class A shares of other funds of the Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Trust reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the combined right of accumulation, shareholders should contact a Smith
Barney Financial Consultant or a PFS Investment
Registered Representative.

Determination of Public Offering Price

	The Trust offers shares of the Funds to the public on a continuous basis. The public offering price for Class A shares of the Funds is equal to the net asset value per share at the time of purchase, plus a sales charge based on the aggregate amount of the investment. The public offering price for Class B, Class C and Class Y shares of a Fund (and Class A share purchases, including applicable right of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class C shares and of Class A shares when purchased in amounts equaling or exceeding $500,000.
The method of computation of the public offering price is shown in the Funds' financial statements, which are incorporated by reference in their entirety into this Statement of Additional Information.


REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

Distributions in Kind

	If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of its net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the
"Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 monthly may be made under the Withdrawal Plan by redeeming as many shares of the Funds as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal
Plan commences. To the extent withdrawals exceed dividends, distributions and appreciation of the shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.
Furthermore, as it would not generally be advantageous to a shareholder to make additional investments in a Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members.
All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of a Fund.
Withdrawal Plans should be set up with any Smith
Barney Financial Consultant. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.


DISTRIBUTOR

	Smith Barney serves as the Trust's distributor on a best efforts basis pursuant to a distribution agreement (the "Smith Barney Distribution Agreement") which was most recently approved by the Trust's Board of Trustees on August 6, 1997.

	PFS serves as one of the Trust's distributors with respect to the Concert Social Awareness Fund pursuant to a distribution agreement (the "PFS
Distribution Agreement") which was most recently approved by the Trust's Board of Trustees.(the Smith
Barney Distribution Agreement and the PFS Distribution
Agreements, each, a "Distribution Agreement" and collectively, the "Distribution Agreements") which was most recently approved by the Trust's Board of Trustees on August 6, 1997.

	When payment is made by the investor before settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith
Barney may benefit from the temporary use of the Funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney
Exchange Reserve Fund) of the Smith Barney Mutual
Funds. If the investor instructs Smith Barney to invest the funds in a Fund of the Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving investment management fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Trust's Board of Trustees has been advised of the benefits to Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and
Distribution Agreements for continuance.

For the fiscal year ended January 31, 1998, Smith
Barney incurred distribution expenses totaling approximately $3,714,528 consisting of approximately $158,366 for advertising, $22,585 for printing and mailing of Prospectuses, $1,574,969 for support services, $1,907,325 to Smith Barney Financial Consultants, and $51,283 in accruals for interest on the excess of Smith Barney expenses incurred in distributing the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.

Distribution Arrangements

	To compensate Smith Barney or PFS, as the case may be, for the services they provide and for the expense they bear under the Distribution Agreements, the Trust has adopted a services and distribution plan
(the "Plan") pursuant to Rule 12b-1 under the 1940
Act. Under the Plan, the Trust pays Smith Barney and, with respect to Class A and Class B shares of the Concert Social Awareness Fund, PFS, a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Fund's
Class A, Class B and Class C shares. In addition, the
Trust pays Smith Barney and with respect to Class B shares of Concert Social Awareness Fund, PFS, a distribution fee with respect to each Fund's Class B and Class C shares primarily intended to compensate
Smith Barney and/or PFS for its initial expense of paying its Financial Consultants and/or PFS
Investments Registered Representatives a commission upon sales of those shares. The Class B and Class C distribution fees are calculated at the annual rate of 0.75% for the Social Awareness Fund and 0.50% for the Large Cap Blend Fund of the value of a Fund's average daily net assets attributable to the shares of that Class.


	The following expenses were incurred during the periods indicated:

	Sales Charges (paid to Smith Barney)


Class A

Name of Fund
Fiscal Year
Ended 1/31/96
Fiscal Year
Ended 1/31/97
Fiscal Year
Ended 1/31/98
Social Awareness Fund
	$47,000
	$49,000
$241,000
Large Cap Blend Fund
	69,000
	105,014
	117,000

	CDSC (paid to Smith Barney)


Class B

Name of Fund
Fiscal Year
Ended 1/31/96
Fiscal Year
Ended 1/31/97
Fiscal Year
Ended 1/31/98
Social Awareness Fund
	$382,000
	$261,000
	$281,000
Large Cap Blend Fund (1)
	216,000
	165,000
	45,000
(1) Class A shares paid a CDSC of $ 1,000 for the year ended January 31, 1998


Class C
(formerly Class D shares)

Name of Fund
Fiscal Year
Ended 1/31/96
Fiscal Year
Ended 1/31/97
Fiscal Year
Ended 1/31/98
Social Awareness Fund
	$1,000
	$2,000
	0
Large Cap Blend Fund
	N/A
	1,000
	0

	Distribution and Service Fees (paid to Smith
Barney)


Class A

Name of Fund
Fiscal Year
Ended 1/31/96
Fiscal Year
Ended 1/31/97
Fiscal Year
Ended 1/31/98
Social Awareness Fund
	$401,114
	$440,493
	$467,786
Large Cap Blend Fund
	256,112
	296,444
	360,865


Class B

Name of Fund
Fiscal Year
Ended 1/31/96
Fiscal Year
Ended 1/31/97
Fiscal Year
Ended 1/31/98
Social Awareness Fund
	$2,178,624
	$2,626,546
	$1,779,212
Large Cap Blend Fund
	758,545
	913,828
	1,100,095


Class C
(formerly Class D shares)

Name of Fund
Fiscal Year
Ended 1/31/96
Fiscal Year
Ended 1/31/97
Fiscal Year
Ended 1/31/98
Social Awareness Fund
	$24,438
	$48,013
	$52,820
Large Cap Blend Fund
	3,300
	13,719
	30,280

	Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreements. The
Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments to the Plan also must be approved by the Trustees and such Independent
Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of such Independent Trustees or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney and PFS will provide the Trust's Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

	Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Trust in valuing assets of the Funds.

	A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S.
dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Trust's Board of Trustees. In carrying out the Board's valuation policies, MMC, as administrator, may consult with an independent pricing service (the "Pricing
Service") retained by the Trust.

	Debt securities of domestic issuers (other than U.S. government securities and short-term investments) are valued by MMC, as administrator, after consultation with the Pricing Service approved by the Trust's Board of Trustees. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Funds under the general supervision and responsibility of the Trust's Board of Trustees.

EXCHANGE PRIVILEGE

	Except as noted below, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange, except that Class B shares of any fund may be exchanged without a sales charge. Class B shares of a Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant or, with respect to Social Awareness Fund only, a Registered
Representative of PFS Investments Inc.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired.
Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.


PERFORMANCE DATA

	From time to time, the Trust may quote total return of the Classes of the either Fund in advertisements or in reports and other communications to shareholders. A Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment
Technologies, Inc., Changing Times, Forbes, Fortune,
Institutional Investor, Investors Daily, Money,
Morningstar Mutual Fund Values, The New York Times,
USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Funds describes the expenses or performance of Class A, Class B, Class C or Class Y, it will also disclose such information for the other Classes.


Average Annual Total Return

	"Average annual total return" figures are computed according to a formula prescribed by the SEC.
The formula can be expressed as follows:

					P(1+T)n = ERV

Where:		P	=	a hypothetical initial
payment of $1,000.
		T	=	average annual total return.
		n	=	number of years.
		ERV	=	Ending Redeemable Value of a
hypothetical $1,000 payment made
				at the beginning of the 1-, 5-
or 10-year period at the
				end of the 1-, 5- or 10-year
period (or fractional portion thereof),
				assuming reinvestment of all
dividends and distributions.

	The average annual total returns of the Funds'
Class A shares were as follows for the periods indicated:
Class A average annual total returns were as follows for the periods indicated:




Name of Fund

Year Ended
January 31 1998
Five Years Ended
January 31 1998
Inception*
Through
January 31
1998
Social Awareness Fund
13.89%
12.90%
13.57%
Large Cap Blend Fund
10.51
13.24
12.78
*The Funds commenced selling Class A shares on November 6, 1992.

	The average annual total returns of the Funds'
Class B shares were as follows for the
periods indicated:




Name of Fund

Year Ended
January 31, 1998
Five Years Ended
January 31, 1998
Ten Years
Ended
January 31,
1998
Inception Through January 31, 1998
Social Awareness Fund(1)
13.95%
13.09%
12.79%
11.50%
Large Cap Blend Fund(2)
10.65
13.69
N/A
13.32
(1) The Fund commenced selling Class B shares February
2, 1987.
(2) The Fund commenced selling Class B shares on
November 6, 1992.

	The average annual total returns of the Funds'
Class C shares were as follows for the
periods indicated:


Name of Fund
Year Ended
January 31, 1998
Inception
Through January 31, 1998
Social Awareness Fund (1)
17.97%
12.96%
Large Cap Blend Fund (2)
14.65
18.54
(1) The Fund commenced selling Class C shares on May
5, 1993.
(2) The Fund commenced selling Class C shares on
August 15, 1994.

	The average annual total returns of the Funds'
Class Y shares were as follows for the
periods indicated:


Name of Fund
Year Ended
January 31, 1998
Inception
Through January 31, 1998
Social Awareness Fund (1)
20.31%
17.49%
Large Cap Blend Fund (2)
16.76
19.43
(1) The Fund commenced selling Class Y shares on March
28, 1996.
(2) The Fund commenced selling Class Y shares on
January 31, 1996.

	Average annual total return figures calculated in accordance with the above formula assume that the maximum 5% sales charge or maximum CDSC, as the case may be, has been deducted from the hypothetical investment. A Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

ERV-P
-----
P

Where:	P	=	a hypothetical initial payment
of $10,000.
	ERV	=	Ending Redeemable Value of a
hypothetical $10,000 investment made at
			the  beginning of the 1-, 5- or 10-
year period at the end of the 1-, 5- or
			10-year period (or fractional
portion thereof), assuming reinvestment of
			all dividends and distributions.

	The aggregate total returns (with fees waived) for the following classes, were as follows for the periods indicated:

Class A Shares






Name of Fund

One Year
Period
Ended
Jan. 31,
1998*

Five Year
Period
Ended
Jan. 31,
1998*


Inception through
Jan. 31,
1998*

One Year
Period
Ended
Jan. 31,
1998**

Five Year
Period
Ended
Jan. 31,
1998**


Inception
Through
Jan. 31,
1998**
Social Awareness Fund (1)

19.89%

93.12%

104.93%

13.89%

83.43%

94.73%
Large Cap Blend  Fund (2)

16.30

95.96

97.61

10.51

86.24

87.73
(1) The Fund commenced selling Class A Shares on November 6,
1992.
(2) The Fund commenced selling Class A Shares on November 6,
1992.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable CDSC, if any.

Class B Shares






Name of Fund

One Year
Period
Ended
Jan. 31,
1998*

Five Year
Period
Ended
Jan. 31,
1998*

Ten Year
Period
Ended
Jan. 31,
1998*

One Year
Period
Ended
Jan. 31,
1998**

Five Year
Period
Ended
Jan. 31,
1998**

Ten Year
Period
Ended
Jan. 31,
1998**

Period from
Inception
Through
Jan. 31,
1998**
Social Awareness Fund (1)

18.95%

85.99%

233.16%

13.95%

84.99%

233.16%

231.28%
Large Cap Blend Fund (2)

15.65

90.91

92.56

10.65

89.91

--

92.51
(1) The Fund commenced selling Class B shares on
February 2, 1997.
(2) The Fund commenced selling Class B shares on
November 6, 1992.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable CDSC, if any.
 Since inception.


Class C Shares






Name of Fund

One Year
Period
Ended
Jan. 31,
1998*

Period from Inception Through
Jan. 31,
1998*

One Year
Period
Ended
Jan. 31,
1998**

Period from
Inception
Through
Jan. 31,
1998**
Social Awareness Fund (1)

18.97%

78.31%

17.97%

78.31%
Large Cap Blend Fund (2)

15.65

80.31

14.65

80.31
(1) The Fund commenced selling Class C shares on May
5, 1993.
(2) The Fund commenced selling Class C shares on
August 15, 1994.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable CDSC, if any.

Class Y Shares






Name of Fund

One Year
Period
Ended
Jan. 31,
1998*

Period from Inception Through
Jan. 31,
1998*

One Year
Period
Ended
Jan. 31,
1998**

Period from
Inception
Through
Jan. 31,
1998**
Social Awareness Fund (1)

20.31%

34.68%

20.31%

34.68%
Large Cap Blend Fund (2)

16.76

42.78

16.76

42.78
(1) The Fund commenced selling Class Y shares on March
28, 1996.
(2) The Fund commenced selling Class Y shares on
January 31, 1996.
* Figures do not include the effect of the maximum sales charge.
** Figures include the maximum applicable CDSC, if any.

	It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

	A Class' performance will vary from time to time depending on market conditions, the composition of the relevant Fund's portfolio and operating expenses and the expenses exclusively attributable to that Class.
Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future.
Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

TAXES

The following is a summary of certain Federal income tax considerations that may affect the Funds and their shareholders. This summary is not intended as a substitute for individual tax advice, and investors are urged to consult their own tax advisors as to the tax consequences of an investment in either Fund of the Trust.

Tax Status of the Funds

Each Fund will be treated as a separate taxable entity for Federal income tax purposes with the result that:
(a) each Fund must meet separately the income and distribution requirements for qualification as a regulated investment company and (b) the amounts of investment income and capital gains earned will be determined on a Fund-by-Fund (rather than on a Trust-wide) basis.

Taxation of Shareholders

Dividends paid by a Fund from investment income and distributions of short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his or her shares of the Fund.

	Dividends of investment income (but not capital gains) from any Fund generally will qualify for the Federal dividends-received deduction for corporate shareholders to the extent such dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations. If securities held by a Fund are considered to be "debt-financed"
(generally, acquired with borrowed funds), are held by the Fund for less than 46 days (91 days in the case of certain preferred stock), or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the Fund that corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction.

	If a shareholder (a) incurs a sales charge in acquiring shares of a Fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right
(that is, an exchange privilege), the sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition.
This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

	Capital Gains Distribution. In general, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on such redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

	Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend and interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to withholding, then the shareholder may be subject to a 31% Federal backup withholding tax with respect to (a) any dividends and distributions and (b) any proceeds of any redemptions or exchanges.
An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

Regulated Investment Company Status

Each Fund intends to qualify or continue to qualify in subsequent years, as applicable, as a regulated investment company within the meaning of Section 851 of the Code. The Trust will monitor each Fund's investments so as to meet the requirements for qualification on a continuing basis.

	As a regulated investment company, a Fund will not be subject to Federal income tax on the net investment income and net capital gains, if any, that it distributes to its shareholders, provided that at least 90% of the sum of investment income and short-term capital gains is distributed to its shareholders.
All net investment income and net capital gains earned by a Fund will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive dividends and distributions in cash.
Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

	To qualify as a regulated investment company, each Fund must meet certain requirements set forth in the Code. One requirement is that each Fund must earn at least 90% of its gross income from (a) interest,
(b) dividends, (c) payments with respect to securities loans, (d) gains from the sale or other disposition of stock or securities or foreign currencies and (e) other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

Taxation of Fund Investments

Gain or loss on the sale of a security by a Fund generally will be long-term capital gain or loss if the Fund has held the security for more than one year.
Gain or loss on the sale of a security held for not more than one year generally will be short-term capital gain or loss. If a Fund acquires a debt security at a substantial discount, a portion of any gain upon sale or redemption of such debt security will be taxed as ordinary income rather than capital gain to the extent it reflects accrued market discount.

	Options Transactions. The tax consequences of options transactions entered into by a Fund will vary depending on whether the underlying security is held as a capital asset, whether the Fund is writing or purchasing the option and whether the "straddle" rules, discussed separately below, apply to the transaction.

	A Fund may write a call option on an equity or convertible debt security. If the option expires unexercised or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss without regard to any unrealized gain or loss on the underlying security. Generally, any such gain or loss will be short-term capital gain or loss, except that any loss on certain covered call stock options will be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will treat the premium received for writing such call option as additional sales proceeds and will recognize a capital gain or loss from the sale of the underlying security. Whether the gain or loss will be long-term or short-term will depend on the Fund's holding period for the underlying security.

	If a Fund purchases a put option on an equity or convertible debt security and it expires unexercised, the Fund will realize a capital loss equal to the cost of the option. If a Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss and such gain or loss will be short-term or long-term depending on the Fund's holding period for the option. If a Fund exercises such a put option, it will realize a short-term or long-term capital gain or loss (depending on the Fund's holding period for the underlying security) from the sale of the underlying security. The amount realized on such sale will be the sales proceeds reduced by the premium paid.

	Mark-to-Market.  The Code imposes a special
"mark-to-market" system for taxing "Section 1256 contracts" including options on nonconvertible debt securities (including U.S. government securities), options on certain stock indexes and certain foreign currency contracts. In general, gain or loss on
Section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any Section 1256 contracts held at the end of the taxable year will be treated as though they were sold at their year-end fair market value (that is, "marked to market"), and the resulting gain or loss will be recognized for tax purposes. Provided that a Fund holds its Section 1256 contracts as capital assets and they are not part of a straddle, both the realized and the unrealized year-end gains or losses from these investment positions
(including premiums on options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions have actually been held by a Fund.


	Straddles. The Code contains rules applicable to "straddles," which are "offsetting positions in actively traded personal property," including equity securities and options of the type in which a Fund may invest. If applicable, the "straddle" rules generally override the other provisions of the Code. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Funds generally are authorized to enter into put, call, and covered put and call positions. Depending on what other investments are held by a Fund at the time it enters into one of the above transactions, a Fund may create a straddle for Federal income tax purposes.

	If two (or more) positions constitute a
straddle, recognition of a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss when a new offsetting position is or has been acquired within a prescribed period. To the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred or re-characterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

	If a Fund chooses to identify a particular offsetting position as being one component of a straddle, a realized loss on any component of that straddle will be recognized no earlier than upon the liquidation of all components of that straddle.
Special rules apply to "mixed" straddles (that is, straddles consisting of a Section 1256 contract and an offsetting position that is not a Section 1256 contract). If the Trust makes certain elections, all or a portion of the Section 1256 contract components of such mixed straddles of a Fund will not be subject to the 60%/40% mark-to-market rules. If any such election is made, the amount, the nature (as long-term or short-term) and the timing of the recognition of the Fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made.


ADDITIONAL INFORMATION

The Trust was organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated January 8, 1986, as amended from time to time
(the "Trust Agreement"). The Trust commenced business as an investment company on March 3, 1986, under the name Shearson Lehman Special Equity Portfolios. On
December 6, 1988, August 27, 1990, November 5, 1992,
July 30, 1993 and October 14, 1994, the Trust changed its name to SLH Equity Portfolios, Shearson Lehman
Brothers Equity Portfolios, Shearson Lehman Brothers
Equity Funds, Smith Barney Shearson Equity Funds and
Smith Barney Equity Funds, respectively.

	On March 25, 1998 shareholders of the Fund approved changing the Fund's investment objective to long-term capital growth. In conjunction with this change , the Fund changed its name to Smith Barney
Large Cap Blend Fund to better reflect its asset class and investment strategy of buying large cap stocks.

	PNC is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as custodian for the Funds. Under its custodial agreement with the Trust, PNC is authorized to appoint one or more foreign or domestic banking institutions as sub-custodians of assets owned by a Fund. For its custody services, PNC receives monthly fees charged to each Fund based upon the month-end, aggregate net asset value of the Fund, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act.

	First Data is located at Exchange Place, Boston,
Massachusetts 02109, and serves as the Trust's transfer agent. For its services as transfer agent, First Data receives fees charged to the Funds at an annual rate based upon the number of shareholder accounts maintained during the year. First Data also is reimbursed by the Funds for its out-of-pocket expenses.

FINANCIAL STATEMENTS

The Annual Reports of the Social Awareness Fund and the Large Cap Blend Fund for the fiscal year ended
January 31, 1998 are incorporated into this Statement of Additional Information by reference in their entirety.

APPENDIX

Description of Ratings

Description of S&P Corporate Bond Ratings

	AAA

	Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

	AA

	Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

	A

	Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

	BBB

	Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	BB, B and CCC

	Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC, the highest degrees of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Description of Moody's Corporate Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.




	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B

	Bonds which are rated B generally lack
characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

	Bonds that are rated Caa are of poor standing.
These issues may be in default or present elements of danger may exist with respect to principal or interest.

Moody's applies the numerical modifier 1, 2 and 3 to each generic rating classification from Aa through B.
The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.




Description of S&P Municipal Bond Ratings

	AAA

	Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

	General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

	Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

	AA

	High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

	A

	Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the ratings differ from the two higher ratings because:

	General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

	Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.





	BBB

	Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

	Revenue Bonds -- Debt coverage is only fair.
Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

	BB, B, CCC and CC

	Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C

	The rating C is reserved for income bonds on which no interest is being paid.

	D

	Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.





Description of Moody's Municipal Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

	B

	Bonds which are rated B generally lack
characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



	Caa

	Bonds which are rated Caa are of poor standing.
Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca

	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

	C

	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B.
The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody's Municipal Note Ratings

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment
Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade
(VMIG). This distinction recognizes the differences between short- and long-term credit risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality.
Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Description of Commercial Paper Ratings

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of A\- or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.




	The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt;
(f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships which exist with the issue; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

	Short-Term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA
Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated
A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic and financial conditions.

	Thomson BankWatch employs the rating "TBW-1" as its highest category, which indicates that the degree of safety regarding timely repayment of principal and interest is very strong. "TBW-2" is its second highest rating category. While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

	Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

	Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free
U.S. Treasury short-term obligations. Duff 1 - indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

	Various NRSROs utilize rankings within ratings categories indicated by a + or -. The Funds, in accordance with industry practice, recognize such ratings within categories as gradations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.










								Smith
Barney
								EQUITY
FUNDS









							Smith Barney
Large Cap Blend Fund

							Concert
Social Awareness Fund








	Statement of

	Additional Information
								May
29, 1998



Smith Barney
Equity Funds
388 Greenwich Street
New York, New York 10013
	SMITH BARNEY